Document and Entity Information	6 Months Ended
	Jun. 30, 2013	Aug. 12, 2013
Document And Entity Information
Entity Registrant Name	PLAYERS NETWORK
Entity Central Index Key	0001037131
Document Type	S-1
Document Period End Date	Aug 20, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		103,103,275
Document Fiscal Period Focus	T1
Document Fiscal Year Focus	2013

CONDENSED BALANCE SHEETS (Unaudited) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 590	$ 2,076	$ 49,208
Accounts receivable			4,000
Deferred television costs	116,454	116,454
Prepaid expenses	175	385	15,082
Total current assets	117,219	118,915	68,290
Investments, cost method
Fixed assets, net	74,231	85,704	113,561
Debt issuance costs, net	11,252	12,695
Total Assets	202,702	217,314	181,851
Current liabilities:
Accounts payable	632,173	609,325	581,970
Accrued expenses	202,556	225,439	209,183
Deferred revenues	135,000	135,000	92,405
Convertible debentures, net of discounts of $155,773 and $196,092 at June 30, 2013 and December 31, 2012, respectively	62,227	19,408
Short term debt, currently in default	35,000	35,000	35,000
Derivative liabilities	448,099	356,608
Total current liabilities	1,515,055	1,380,780	918,558
Total liabilities	1,515,055	1,380,780	918,558
Stockholders' (Deficit):
Common stock, $0.001 par value, 600,000,000 shares authorized; 99,865,775 and 69,488,757 shares issued and outstanding at June 30, 2013 and December 31, 2012, respectively	99,866	69,489	61,131
Additional paid-in capital	21,314,891	20,619,590	19,927,741
Accumulated (deficit)	(22,733,459)	(21,858,894)	(20,731,928)
Total stockholders' (Deficit)	(1,312,353)	(1,163,466)	(736,707)
Total liabilities and stockholders' (Deficit)	202,702	217,314	181,851
Series A Preferred Stock
Stockholders' (Deficit):
Series A convertible preferred stock, $0.001 par value, 2,000,000 shares authorized; 2,000,000 shares issued and outstanding	2,000	2,000	2,000
Series B Preferred Stock
Stockholders' (Deficit):
Series A convertible preferred stock, $0.001 par value, 2,000,000 shares authorized; 2,000,000 shares issued and outstanding	$ 4,349	$ 4,349	$ 4,349

CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current liabilities:
Convertible debentures, net of discounts	$ 155,773	$ 196,092
Stockholders' (Deficit):
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	600,000,000	600,000,000	600,000,000
Common Stock, Shares Issued	99,865,775	69,488,757	61,131,390
Common Stock, Shares Outstanding	99,865,775	69,488,757	61,131,390
Series A Preferred Stock
Stockholders' (Deficit):
Convertible Preferred stock Par Value	$ 0.001	$ 0.001	$ 0.001
Convertible Preferred stock Authorized	2,000,000	2,000,000	2,000,000
Convertible Preferred stock Issued	2,000,000	2,000,000	2,000,000
Convertible Preferred stock Outstanding	2,000,000	2,000,000	2,000,000
Series B Preferred Stock
Stockholders' (Deficit):
Convertible Preferred stock Par Value	$ 0.001	$ 0.001	$ 0.001
Convertible Preferred stock Authorized	10,873,347	10,873,347	10,873,347
Convertible Preferred stock Issued	4,349,339	4,349,339	4,349,339
Convertible Preferred stock Outstanding	4,349,339	4,349,339	4,349,339

CONDENSED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenue	$ 386	$ 11,225	$ 1,079	$ 30,699	$ 137,904	$ 75,367
Expenses:
Direct operating costs	41,194	28,555	77,269	49,376	184,831	328,640
General and administrative	80,158	103,148	223,260	230,147	420,994	336,528
Officer salaries	45,850	85,450	119,115	170,900	343,531	477,854
Salaries and wages	7,780	19,741	18,425	39,693	71,322	80,332
Bad debts (recoveries)		10,000		9,760	(240)	15,240
Depreciation and amortization	5,736	5,736	11,473	11,473	22,945	8,725
Total operating expenses	180,718	252,630	449,542	511,349	1,043,383	1,247,319
Net operating loss	(180,332)	(241,405)	(448,463)	(480,650)	(905,479)	(1,171,952)
Other income (expense):
Other income		10,000		21,299	13,020	17,115
Gain on sale of fixed assets				5,250	5,250
Impairment of cost method investment						(25,499)
Interest income					500
Loss on debt conversions	(1,625)		(1,625)
Interest expense	(60,940)	(7,334)	(232,660)	(7,902)	(75,671)	(1,145)
Change in derivative liabilities	(189,745)	(194,940)	(191,817)	(194,940)	(164,586)
Total other income (expense)	(252,310)	(192,274)	(426,102)	(176,293)	(221,487)	(9,529)
Net loss	$ (432,642)	$ (433,679)	$ (874,565)	$ (656,943)	$ (1,126,966)	$ (1,181,481)
Weighted average number of common shares outstanding - basic and fully diluted	92,951,300	64,934,889	84,080,243	63,413,385	65,274,241	60,219,637
Net (loss) per share - basic and fully diluted	$ 0	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)

CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net (loss)	$ (874,565)	$ (656,943)	$ (1,126,966)	$ (1,181,481)
Adjustments to reconcile net (loss) to net cash used in operating activities:
Bad debts expense (recoveries)		9,760	(240)	15,240
Depreciation and amortization expense	11,473	11,473	22,945	8,725
Impairment of cost method investment				25,499
Forgiveness of debt				(17,115)
Gain on sale of fixed assets		(5,250)	(5,250)
Change in fair market value of derivative liabilites	191,817	194,940	164,586
Amortization of convertible note payable discounts	208,726	6,258	57,908
Amortization of debt issuance costs	16,203		7,465
Stock issued for services and losses on debt conversions	106,755	135,415	304,275	149,917
Stock issued for compensation, related party	144,787	142,000	232,243	98,858
Options and warrants granted for services	18,413	8,404	8,404	15,243
Options and warrants granted for services, related party	23,937	16,807	16,807	156,160
Decrease (increase) in assets:
Accounts receivable		(5,760)	4,240	13,192
Deferred television costs		(124,431)	(116,454)
Prepaid expenses	210	14,832	14,697	(15,082)
Increase (decrease) in liabilities:
Deferred revenues		122,953	42,595	92,405
Accounts payable	15,588	4,997	27,355	29,341
Accrued expenses	(14,830)	(30,955)	16,256	(203,617)
Net cash used in operating activities	(151,486)	(155,500)	(329,134)	(812,715)
Cash flows from investing activities
Payment of investment in note receivable				(20,000)
Payment on equity method investments				(25,499)
Proceeds from the sale of fixed assets		10,162	10,162
Purchase of fixed assets				121,823
Net cash provided by investing activities		10,162	10,162	(167,322)
Cash flows from financing activities
Proceeds from convertible debentures	197,500	58,000	247,000
Proceeds from long term debt				35,000
Repayment of long term debt	(40,000)			(18,000)
Payments on debt issuance costs	(7,500)		(20,160)
Proceeds from sale of common stock		25,000	25,000
Proceeds from sale of common stock, related party		20,000	20,000	200,000
Net cash provided by financing activities	150,000	103,000	271,840	217,000
Net increase (decrease) in cash	(1,486)	(42,338)	(47,132)	(763,037)
Cash, beginning	2,076	49,208	49,208	812,245
Cash, ending	590	6,870	2,076	49,208
Supplemental disclosures:
Interest paid	2,358	437	1,500	1,053
Income taxes paid
Non-cash investing and financing activities:
Value of debt discount	168,907	58,000	250,500
Value of shares issued for conversion of debt	171,053		35,000
Value of derivative adjustment due to debt conversions	$ 260,733		$ 58,478

STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Series A Preferred Stock	Series B Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2010	$ 2,000	$ 4,349	$ 59,535	$ 19,309,159	$ (19,550,447)	$ (175,404)
Balance, shares at Dec. 31, 2010	2,000,000	4,349,339	59,534,226
Shares issued for cash			869	199,131		200,000
Shares issued for cash, shares			869,565
Shares cancelled for non-performance of services			(1,590)	1,590
Shares cancelled for non-performance of services, shares			(1,590,000)
Shares issued for services			1,108	148,809		149,917
Shares issued for services, shares			1,108,334
Shares issued for compensation, related party			1,209	97,649		98,858
Shares issued for compensation, related party, shares			1,209,265
Options granted for services				15,243		15,243
Options granted for compensation, related party				156,160		156,160
Adjustments to derivative liability due to debt conversions						0
Net (loss) for the year					(1,181,481)	(1,181,481)
Balance at Dec. 31, 2011	2,000	4,349	61,131	19,927,741	(20,731,928)	(736,707)
Balance, shares at Dec. 31, 2011	2,000,000	4,349,339	61,131,390
Shares issued for cash			250	24,750		25,000
Shares issued for cash, shares			250,000
Shares issued for cash, related party			200	19,800		20,000
Shares issued for cash, related party, shares			200,000
Shares cancelled for non-performance of services			(362)	362
Shares cancelled for non-performance of services, shares			(361,765)
Shares issued for services			4,034	300,241		304,275
Shares issued for services, shares			4,033,800
Shares issued for compensation, related party			2,948	229,295		232,243
Shares issued for compensation, related party, shares			2,947,454
Options granted for services				8,404		8,404
Options granted for compensation, related party				16,807		16,807
Shares issued for conversion of debts			1,288	33,712		35,000
Shares issued for conversion of debts, shares			1,287,878
Adjustments to derivative liability due to debt conversions				58,478		58,478
Net (loss) for the year					(1,126,966)	(1,126,966)
Balance at Dec. 31, 2012	$ 2,000	$ 4,349	$ 69,489	$ 20,619,590	$ (21,858,894)	$ (1,163,466)
Balance, shares at Dec. 31, 2012	2,000,000	4,349,339	69,488,757

Note 1 - Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Note 1 - Basis of Presentation

The interim condensed financial statements included herein, presented in accordance with United States generally accepted accounting principles and stated in US dollars, have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to not make the information presented misleading.

These statements reflect all adjustments, which in the opinion of management, are necessary for fair presentation of the information contained therein. Except as otherwise disclosed, all such adjustments are of a normal recurring nature. It is suggested that these interim condensed financial statements be read in conjunction with the financial statements of the Company for the year ended December 31, 2012 and notes thereto included in the Company's 10-K annual report. The Company follows the same accounting policies in the preparation of interim reports.

Fair Value of Financial Instruments

Under FASB ASC 820-10-05, the Financial Accounting Standards Board establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This Statement reaffirms that fair value is the relevant measurement attribute. The adoption of this standard did not have a material effect on the Company’s financial statements as reflected herein. The carrying amounts of cash, accounts payable and accrued expenses reported on the balance sheets are estimated by management to approximate fair value primarily due to the short term nature of the instruments. In addition, the Company had debt instruments that required fair value measurement on a recurring basis.

Cost Method of Accounting for Investments

Investee companies not accounted for under the consolidation or the equity method of accounting are accounted for under the cost method of accounting. Under this method, the Company’s share of the earnings or losses of such Investee companies is not included in the Balance Sheet or Statement of Operations. However, impairment charges are recognized in the Statement of Operations. If circumstances suggest that the value of the Investee Company has subsequently recovered, such recovery is not recorded. Impairment analysis on our investments which are accounted for on the cost method of accounting resulted in complete impairment at December 31, 2012.

Revenue Recognition

The Company recognizes revenue from its internet television platform from internally generated products and from partnered merchants when the following criteria are met: persuasive evidence of an arrangement exists; delivery has occurred; the selling price is fixed or determinable; and collectability is reasonably assured. These criteria are met when the customers purchase a product or access a web-based video, the product or web-based video has been electronically delivered to the purchaser and payment has been received. At that time, the Company's obligations to the customer is substantially complete. The Company records the net amount it retains from the sale of items from its internet television platform after paying any agreed upon percentage of the purchase price to the featured advertising merchant excluding any applicable taxes. Revenue is recorded on a net basis because the Company is acting as an agent of the partnered merchant in the transaction. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related sales are recorded. The Company defers any revenue for which the product has not been delivered or is subject to refund until such time that the Company and the customer jointly determine that the product has been delivered or no refund will be required.

Network revenue consists of monthly network broadcast subscription revenue, which is recognized over the period in which the subscription service is available. Broadcast television advertising revenue is recognized when advertisements are aired. Video production revenue is recognized as digital video film is completed and accepted by the customer and collection is reasonably assured.

Revenue from the distribution of domestic television series is recognized as earned using the following criteria:

•	Persuasive evidence of an arrangement exists;

•	The show/episode is complete, and in accordance with the terms of the arrangement, has been delivered or is available for immediate and unconditional delivery;

•	The license period has begun and the customer can begin its exploitation, exhibition or sale;

•	The price to the customer is fixed and determinable; and

•	Collectability is reasonably assured.

Due to practical limitations applicable to operating relationships with On-Demand networks, the Company has not considered collectability of advertising or television license revenues to be reasonably assured, and accordingly, the Company has not recognize such revenue unless payment has been received.

Audio/Video content licensing revenues were recognized when the underlying royalties from the sales of the related products were earned. The Company recognized minimum revenue guarantees, if any, ratably over the term of the license or as earned royalties based on actual sales of the related products, if greater.

Deferred revenues consist of the following at June 30, 2013 and December 31, 2012:

	June 30,	December 31,
	2013	2012
Deferred revenues on television pilot episodes	$135,000	$135,000
Deferred revenues on audio/video content licensing	–	–
Total deferred revenues	$135,000	$135,000

Derivative Liability

The Company evaluates its convertible instruments, options, warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for under ASC Topic 815, “Derivatives and Hedging.” The result of this accounting treatment is that the fair value of the derivative is marked-to-market each balance sheet date and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the statement of operations as other income (expense). Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity. Equity instruments that are initially classified as equity that become subject to reclassification under ASC Topic 815 are reclassified to liabilities at the fair value of the instrument on the reclassification date. We analyzed the derivative financial instruments (the Convertible Note and tainted Warrant), in accordance with ASC 815. The objective is to provide guidance for determining whether an equity-linked financial instrument is indexed to an entity’s own stock. This determination is needed for a scope exception which would enable a derivative instrument to be accounted for under the accrual method. The classification of a non-derivative instrument that falls within the scope of ASC 815-40-05 “Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock” also hinges on whether the instrument is indexed to an entity’s own stock. A non-derivative instrument that is not indexed to an entity’s own stock cannot be classified as equity and must be accounted for as a liability. There is a two-step approach in determining whether an instrument or embedded feature is indexed to an entity’s own stock. First, the instrument's contingent exercise provisions, if any, must be evaluated, followed by an evaluation of the instrument's settlement provisions. The Company utilized multinomial lattice models that value the derivative liability within the notes based on a probability weighted discounted cash flow model. The Company utilized the fair value standard set forth by the Financial Accounting Standards Board, defined as the amount at which the assets (or liability) could be bought (or incurred) or sold (or settled) in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Deferred Television Costs

Deferred television costs as of June 30, 2013, included direct production and development costs stated at the lower of cost or net realizable value based on anticipated revenue. Production overhead is not included as the Company outsources its production costs to third party vendors. Capitalized television production costs for each pilot episode are to be expensed as revenues are recognized upon delivery and acceptance of the completed pilot episodes using the individual-film-forecast-computation method for each television show produced.

Deferred television costs consist of the following at June 30, 2013 and December 31, 2012:

	June 30,	December 31,
	2013	2012
Development and pre-production costs	$–	$–
In-production	68,264	68,264
Post production	48,190	48,190
Total deferred television costs	$116,454	$116,454

Due to practical limitations applicable to monetizing our developed content over On-Demand networks, the Company has not considered collectability of advertising or television license revenues to be reasonably assured, and accordingly, the Company has expensed production costs related to the development of our On-Demand and internet-based content as incurred.

Recent Accounting Pronouncements

In July 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-11: Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. The new guidance requires that unrecognized tax benefits be presented on a net basis with the deferred tax assets for such carryforwards. This new guidance is effective for fiscal years and interim periods within those years beginning after December 15, 2013. We do not expect the adoption of the new provisions to have a material impact on our financial condition or results of operations.

In February 2013, FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in the ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under U.S. GAAP. The new amendments will require an organization to:

-	Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period; and

-	Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Early adoption is permitted. The adoption of ASU No. 2013-02 is not expected to have a material impact on our financial position or results of operations.

In January 2013, the FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which clarifies which instruments and transactions are subject to the offsetting disclosure requirements originally established by ASU 2011-11. The new ASU addresses preparer concerns that the scope of the disclosure requirements under ASU 2011-11 was overly broad and imposed unintended costs that were not commensurate with estimated benefits to financial statement users. In choosing to narrow the scope of the offsetting disclosures, the Board determined that it could make them more operable and cost effective for preparers while still giving financial statement users sufficient information to analyze the most significant presentation differences between financial statements prepared in accordance with U.S. GAAP and those prepared under IFRSs. Like ASU 2011-11, the amendments in this update will be effective for fiscal periods beginning on, or after January 1, 2013. The adoption of ASU 2013-01 is not expected to have a material impact on our financial position or results of operations.

Nature of Business

Players Network (PNTV) was incorporated in the State of Nevada in March of 1993. Our business for most of our existence has been the ownership and operation of a digital 24-hour Video On Demand and Broadband gaming and entertainment television network called “PLAYERS NETWORK,” which specializes in producing television programming to serve the gaming industry. Our programming is broadcast directly into 30 million cable and satellite homes and available worldwide through broadband internet. The Company operates three separate channels, Players Network, which focuses on gaming lifestyle, Vegas On Demand, which involves the Las Vegas lifestyle and entertainment experience, and Sexy Sin City TV which covers the sexy side of Las Vegas.

In addition to the PLAYERS NETWORK, gaming and Las Vegas related content, the Company has launched its own internet television platform that incubates several other program categories that have their own brand and appeal to new audiences. The Company’s internet television platform includes advertising and sponsorship sales, web-based merchandise transactions, online memberships, Pay-Per-View and syndication activities.

Reclassifications

Certain amounts in the prior periods presented have been reclassified to conform to the current period financial statement presentation.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Segment Reporting

Under FASB ASC 280-10-50, the Company operates as a single segment and will evaluate additional segment disclosure requirements as it expands its operations.

Fair Value of Financial Instruments

Under FASB ASC 820-10-05, the Financial Accounting Standards Board establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This Statement reaffirms that fair value is the relevant measurement attribute. The adoption of this standard did not have a material effect on the Company’s financial statements as reflected herein. The carrying amounts of cash, accounts payable and accrued expenses reported on the balance sheets are estimated by management to approximate fair value primarily due to the short term nature of the instruments. The Company had no other items that required fair value measurement on a recurring basis.

Cash and Cash Equivalents

PNTV maintains cash balances in non-interest-bearing transaction accounts, which do not currently exceed federally insured limits. For the purpose of the statements of cash flows, all highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. There were no cash equivalents on hand at December 31, 2012 and 2011.

Allowance for Doubtful Accounts

We generate the majority of our revenues and corresponding accounts receivable from video production services on a project basis and subscriptions for video content. We evaluate the collectability of our accounts receivable considering a combination of factors. In circumstances where we are aware of a specific customer’s inability to meet its financial obligations to us, we record a specific reserve for bad debts against amounts due in order to reduce the net recognized receivable to the amount we reasonably believe will be collected. For all other customers, we recognize reserves for bad debts based on past write-off experience and the length of time the receivables are past due. Bad debts expense (recoveries) was $(240) and $15,240 for the years ended December 31, 2012 and 2011, respectively.

Cost Method of Accounting for Investments

Investee companies not accounted for under the consolidation or the equity method of accounting are accounted for under the cost method of accounting. Under this method, the Company’s share of the earnings or losses of such Investee companies is not included in the Balance Sheet or Statement of Operations. However, impairment charges are recognized in the Statement of Operations. If circumstances suggest that the value of the Investee Company has subsequently recovered, such recovery is not recorded. Impairment analyses on our investments which are accounted for on the cost method of accounting resulted in complete impairment and were expensed in full during the year ended, December 31, 2011.

Deferred Television Costs

Deferred television costs as of December 31, 2012, included direct production and development costs stated at the lower of cost or net realizable value based on anticipated revenue. Production overhead is not included as the Company outsources its production costs to third party vendors. Capitalized television production costs for each pilot episode are to be expensed as revenues are recognized upon delivery and acceptance of the completed pilot episodes using the individual-film-forecast-computation method for each television show produced. The Company recognized $95,000 of revenues on November 1, 2012 with the completion of the first of three pilot episodes; accordingly, we have recognized $75,617 of expenses related to the development of the pilot during the year ended December 31, 2012.

Deferred television costs consist of the following at December 31, 2012 and 2011, respectively:

	December 31,	December 31,
	2012	2011
Development and pre-production costs	$–	$–
In-production	68,264	–
Post production	48,190	–
Total deferred television costs	$116,454	$–

Due to practical limitations applicable to monetizing our developed content over On-Demand networks, the Company has not considered collectability of advertising or television license revenues to be reasonably assured, and accordingly, the Company has expensed production costs related to the development of our On-Demand and internet-based content as incurred.

Fixed Assets

Fixed assets are stated at the lower of cost or estimated net recoverable amount. The cost of property, plant and equipment is depreciated using the straight-line method based on the lesser of the estimated useful lives of the assets or the lease term based on the following life expectancy:

Software	3 years
Office equipment and website development costs	5 years
Furniture and fixtures	7 years

Repairs and maintenance expenditures are charged to operations as incurred. Major improvements and replacements, which have extend the useful life of an asset, are capitalized and depreciated over the remaining estimated useful life of the asset. When assets are retired or sold, the cost and related accumulated depreciation and amortization are eliminated and any resulting gain or loss is reflected in operations.

Impairment of Long-Lived Assets

Long-lived assets held and used by PNTV are reviewed for possible impairment whenever events or circumstances indicate the carrying amount of an asset may not be recoverable or is impaired. Recoverability is assessed using undiscounted cash flows based upon historical results and current projections of earnings before interest and taxes. Impairment is measured using discounted cash flows of future operating results based upon a rate that corresponds to the cost of capital. Impairments are recognized in operating results to the extent that carrying value exceeds discounted cash flows of future operations. PNTV did not recognize any impairment losses on the disposal of fixed assets during 2012 and 2011.

Debt Issuance Costs

Costs relating to obtaining certain debts are capitalized and amortized over the term of the related debt using the straight-line method, which approximates the effective interest method. The Company paid $20,160 and $-0- of debt issuance costs during the years ended December 31, 2012 and 2011, respectively, of which the unamortized balance of debt issuance costs at December 31, 2012 and 2011 was $12,695 and $-0-, respectively. Amortization of debt issuance costs charged to interest expense was $7,465 and $-0- for the years ended December 31, 2012 and 2011, respectively. When a loan is paid in full, any unamortized financing costs are removed from the related accounts and charged to interest expense.

Derivative Liability

The Company evaluates its convertible instruments, options, warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for under ASC Topic 815, “Derivatives and Hedging.” The result of this accounting treatment is that the fair value of the derivative is marked-to-market each balance sheet date and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the statement of operations as other income (expense). Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity. Equity instruments that are initially classified as equity that become subject to reclassification under ASC Topic 815 are reclassified to liabilities at the fair value of the instrument on the reclassification date. We analyzed the derivative financial instruments (the Convertible Note and tainted Warrant), in accordance with ASC 815. The objective is to provide guidance for determining whether an equity-linked financial instrument is indexed to an entity’s own stock. This determination is needed for a scope exception which would enable a derivative instrument to be accounted for under the accrual method. The classification of a non-derivative instrument that falls within the scope of ASC 815-40-05 “Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock” also hinges on whether the instrument is indexed to an entity’s own stock. A non-derivative instrument that is not indexed to an entity’s own stock cannot be classified as equity and must be accounted for as a liability. There is a two-step approach in determining whether an instrument or embedded feature is indexed to an entity’s own stock. First, the instrument's contingent exercise provisions, if any, must be evaluated, followed by an evaluation of the instrument's settlement provisions. The Company utilized multinomial lattice models that value the derivative liability within the notes based on a probability weighted discounted cash flow model. The Company utilized the fair value standard set forth by the Financial Accounting Standards Board, defined as the amount at which the assets (or liability) could be bought (or incurred) or sold (or settled) in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Revenue Recognition

The Company recognizes revenue from its internet television platform from internally generated products and from partnered merchants when the following criteria are met: persuasive evidence of an arrangement exists; delivery has occurred; the selling price is fixed or determinable; and collectability is reasonably assured. These criteria are met when the customers purchase a product or access a web-based video, the product or web-based video has been electronically delivered to the purchaser and payment has been received. At that time, the Company's obligations to the customer is substantially complete. The Company records the net amount it retains from the sale of items from its internet television platform after paying any agreed upon percentage of the purchase price to the featured advertising merchant excluding any applicable taxes. Revenue is recorded on a net basis because the Company is acting as an agent of the partnered merchant in the transaction. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related sales are recorded. The Company defers any revenue for which the product has not been delivered or is subject to refund until such time that the Company and the customer jointly determine that the product has been delivered or no refund will be required.

Network revenue consists of monthly network broadcast subscription revenue, which is recognized over the period in which the subscription service is available. Broadcast television advertising revenue is recognized when advertisements are aired. Video production revenue is recognized as digital video film is completed and accepted by the customer and collection is reasonably assured. And, merchandise revenue is recognized when products are delivered.

Revenue from the distribution of domestic television series is recognized as earned using the following criteria:

·	Persuasive evidence of an arrangement exists;
·	The show/episode is complete, and in accordance with the terms of the arrangement, has been delivered or is available for immediate and unconditional delivery;
·	The license period has begun and the customer can begin its exploitation, exhibition or sale;
·	The price to the customer is fixed and determinable; and
·	Collectability is reasonably assured.

Due to practical limitations applicable to operating relationships with On-Demand networks, the Company has not considered collectability of advertising or television license revenues to be reasonably assured, and accordingly, the Company has not recognize such revenue unless payment has been received.

Audio/Video content licensing revenues were recognized when the underlying royalties from the sales of the related products were earned. The Company recognized minimum revenue guarantees, if any, ratably over the term of the license or as earned royalties based on actual sales of the related products, if greater.

Deferred revenues consist of the following at December 31, 2012 and December 31, 2011:

	December 31,	December 31,
	2012	2011
Deferred revenues on television pilot episodes	$135,000	$55,000
Deferred revenues on audio/video content licensing	–	37,405
Total deferred revenues	$135,000	$92,405

Advertising Costs

The Company expenses the cost of advertising and promotions as incurred. Advertising and promotions expense was $92,312 and $93,999 for the years ended December 31, 2012 and 2011, respectively.

Website Development Costs

The Company accounts for website development costs in accordance with ASC 350-50, “Accounting for Website Development Costs” (“ASC 350-50”), wherein website development costs are segregated into three activities:

1)	Initial stage (planning), whereby the related costs are expensed.

2)	Development (web application, infrastructure, graphics), whereby the related costs are capitalized and amortized once the website is ready for use. Costs for development content of the website may be expensed or capitalized depending on the circumstances of the expenditures.

3)	Post-implementation (after site is up and running: security, training, admin), whereby the related costs are expensed as incurred. Upgrades are usually expensed, unless they add additional functionality.

The Company capitalized a total of $-0- and $99,880 of website development costs during the years ended December 31, 2012 and 2011, respectively, related to its internet television platform which have been incurred pursuant to the development stage.

Basic and Diluted Loss Per Share

The basic net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding. Diluted net loss per common share is computed by dividing the net loss adjusted on an “as if converted” basis, by the weighted average number of common shares outstanding plus potential dilutive securities. For 2012 and 2011, potential dilutive securities had an anti-dilutive effect and were not included in the calculation of diluted net loss per common share.

Stock-Based Compensation

The Company adopted FASB guidance on stock based compensation on January 1, 2006. Under FASB ASC 718-10-30-2, all share-based payments to employees, including grants of employee stock options, to be recognized in the income statement based on their fair values. Pro forma disclosure is no longer an alternative. Stock and stock options issued for services and compensation totaled $561,729 and $420,178 for the years ended December 31, 2012 and 2011, respectively.

Income Taxes

PNTV recognizes deferred tax assets and liabilities based on differences between the financial reporting and tax basis of assets and liabilities using the enacted tax rates and laws that are expected to be in effect when the differences are expected to be recovered. PNTV provides a valuation allowance for deferred tax assets for which it does not consider realization of such assets to be more likely than not.

Uncertain Tax Positions

In accordance with ASC 740, “Income Taxes” (“ASC 740”), the Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be capable of withstanding examination by the taxing authorities based on the technical merits of the position. These standards prescribe a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These standards also provide guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

Various taxing authorities periodically audit the Company’s income tax returns. These audits include questions regarding the Company’s tax filing positions, including the timing and amount of deductions and the allocation of income to various tax jurisdictions. In evaluating the exposures connected with these various tax filing positions, including state and local taxes, the Company records allowances for probable exposures. A number of years may elapse before a particular matter, for which an allowance has been established, is audited and fully resolved. The Company has not yet undergone an examination by any taxing authorities.

The assessment of the Company’s tax position relies on the judgment of management to estimate the exposures associated with the Company’s various filing positions.

Various taxing authorities periodically audit the Company’s income tax returns. These audits include questions regarding the Company’s tax filing positions, including the timing and amount of deductions and the allocation of income to various tax jurisdictions. In evaluating the exposures connected with these various tax filing positions, including state and local taxes, the Company records allowances for probable exposures. A number of years may elapse before a particular matter, for which an allowance has been established, is audited and fully resolved. The Company has not yet undergone an examination by any taxing authorities.

The assessment of the Company’s tax position relies on the judgment of management to estimate the exposures associated with the Company’s various filing positions.

Recent Accounting Pronouncements

In February 2013, Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in the ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under U.S. GAAP. The new amendments will require an organization to:

-	Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period; and
-	Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Early adoption is permitted. The adoption of ASU No. 2013-02 is not expected to have a material impact on our financial position or results of operations.

In January 2013, the FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which clarifies which instruments and transactions are subject to the offsetting disclosure requirements originally established by ASU 2011-11. The new ASU addresses preparer concerns that the scope of the disclosure requirements under ASU 2011-11 was overly broad and imposed unintended costs that were not commensurate with estimated benefits to financial statement users. In choosing to narrow the scope of the offsetting disclosures, the Board determined that it could make them more operable and cost effective for preparers while still giving financial statement users sufficient information to analyze the most significant presentation differences between financial statements prepared in accordance with U.S. GAAP and those prepared under IFRSs. Like ASU 2011-11, the amendments in this update will be effective for fiscal periods beginning on, or after January 1, 2013. The adoption of ASU 2013-01 is not expected to have a material impact on our financial position or results of operations.

In October 2012, the FASB issued ASU 2012-04, “Technical Corrections and Improvements” in Accounting Standards Update No. 2012-04. The amendments in this update cover a wide range of Topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on our financial position or results of operations.

In August 2012, the FASB issued ASU 2012-03, “Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (SAB) No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (SEC Update)” in Accounting Standards Update No. 2012-03. This update amends various SEC paragraphs pursuant to the issuance of SAB No. 114. The adoption of ASU 2012-03 is not expected to have a material impact on our financial position or results of operations.

In July 2012, the FASB issued ASU 2012-02, “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment” in Accounting Standards Update No. 2012-02. This update amends ASU 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment and permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles - Goodwill and Other - General Intangibles Other than Goodwill. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The adoption of ASU 2012-02 is not expected to have a material impact on our financial position or results of operations.

In December 2011, the FASB issued ASU 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. This update defers the requirement to present items that are reclassified from accumulated other comprehensive income to net income in both the statement of income where net income is presented and the statement where other comprehensive income is presented. The adoption of ASU 2011-12 is not expected to have a material impact on our financial position or results of operations.

Note 2 - Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Note 2 - Going Concern
Note 2 - Going Concern

As shown in the accompanying condensed financial statements, the Company has incurred recurring losses from operations resulting in an accumulated deficit of ($22,733,459), and as of June 30, 2013, the Company’s current liabilities exceeded its current assets by $1,397,836 and its total liabilities exceeded its total assets by $1,312,353. These factors raise substantial doubt about the Company’s ability to continue as a going concern. Management is actively pursuing new ventures to increase revenues. In addition, the Company is currently seeking additional sources of capital to fund short term operations. Management believes these factors will contribute toward achieving profitability. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

The financial statements do not include any adjustments that might result from the outcome of any uncertainty as to the Company’s ability to continue as a going concern. These financial statements also do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

As shown in the accompanying financial statements, the Company has incurred recurring losses from operations resulting in an accumulated deficit of ($21,858,894), and as of December 31, 2012, the Company’s current liabilities exceeded its current assets by $1,261,865 and its total liabilities exceeded its total assets by $1,163,466. These factors raise substantial doubt about the Company’s ability to continue as a going concern. Management is actively pursuing new ventures to increase revenues. In addition, the Company is currently seeking additional sources of capital to fund short term operations. Management believes these factors will contribute toward achieving profitability. The accompanying financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

The financial statements do not include any adjustments that might result from the outcome of any uncertainty as to the Company’s ability to continue as a going concern. These financial statements also do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 3 - Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Note 3 - Related Party

Officers

On May 1, 2013, the Company’s Board of Directors granted the issuance of 2,000,000 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $38,000 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company’s Board of Directors granted the issuance of 1,294,066 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $24,587 based on the closing price of the Company’s common stock on the date of grant.

On January 8, 2013, the Company’s Board of Directors granted the issuance of 620,000 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $31,000 based on the closing price of the Company’s common stock on the date of grant.

On January 8, 2013, the Company’s Board of Directors granted the issuance of 760,000 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $38,000 based on the closing price of the Company’s common stock on the date of grant.

Officer compensation expense was $73,265 and $85,450 at June 30, 2013 and 2012, respectively. The balance owed was $62,374 and $29,345 at June 30, 2013 and 2012, respectively.

Board of Directors

On May 1, 2013, the Company issued 150,000 shares of restricted common stock as a bonus for board services provided to one of our Directors. The total fair value of the common stock was $2,850 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company issued another 150,000 shares of restricted common stock as a bonus for board services provided to another one of our Directors. The total fair value of the common stock was $2,850 based on the closing price of the Company’s common stock on the date of grant.

On January 8, 2013, the Company’s Board of Directors granted 300,000 fully vested common stock options as compensation for service on the Board of Directors in 2013 to one of its directors. The options are exercisable until January 8, 2017 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 177% and a call option value of $0.0368, was $11,048.

On January 8, 2013, the Company’s Board of Directors granted 100,000 fully vested common stock options as compensation for service on the Board of Directors in 2013 to one of its directors. The options are exercisable until January 8, 2017 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 177% and a call option value of $0.0368, was $3,683.

On January 8, 2013, the Company’s Board of Directors granted 250,000 fully vested common stock options as compensation for service on the Board of Directors in 2013 to one of its directors. The options are exercisable until January 8, 2017 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 177% and a call option value of $0.0368, was $9,206.

Officer and Director Changes

On January 8, 2013, Mr. Jim Bates was appointed to the Company’s Board of Directors. He subsequently resigned on June 3, 2013.

Officers

On October 12, 2012, the Company’s Board of Directors granted the issuance of 250,000 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $20,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012, the Company’s Board of Directors granted the issuance of 312,500 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company’s Board of Directors granted the issuance of 143,154 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $21,473 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012 the Company’s Board of Directors granted the issuance of 91,800 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $13,770 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012 the Company’s Board of Directors granted the issuance of 500,000 shares of restricted common stock to the Company’s CEO as payment on $30,000 of accrued compensation. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant. The officer forgave the $5,000 difference as additional paid in capital.

On April 30, 2012 the Company’s Board of Directors granted the issuance of 500,000 shares of restricted common stock to the Company’s President of Programming as payment on $30,000 of accrued compensation. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant. The officer forgave the $5,000 difference as additional paid in capital.

On April 20, 2012, the Company sold 120,000 shares of its common stock and an equal number of warrants, exercisable at $0.15 per share over a three year period pursuant to a unit offering in exchange for total proceeds of $12,000 received from the Company’s CEO. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On February 29, 2012 the Company’s Board of Directors granted the issuance of 650,000 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $52,000 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012 the Company’s Board of Directors granted the issuance of 500,000 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $40,000 based on the closing price of the Company’s common stock on the date of grant.

On February 14, 2012, the Company sold 80,000 shares of its common stock and an equal number of warrants, exercisable at $0.15 per share over a three year period pursuant to a unit offering in exchange for total proceeds of $8,000 received from the Company’s CEO. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On September 30, 2011, the Company’s Board of Directors granted 1,200,000 restricted shares of the Company’s common stock to Peter Heumiller, the Company’s former President and COO as a compensation bonus, vesting in 1/17th monthly increments over the remaining term of Mr. Heumiller’s employment agreement. The total fair value of the common stock was $108,000 based on the closing price of the Company’s common stock on the date of grant, and is being amortized over the vesting period. The Company recognized $19,059 of compensation expense during the year ended December 31, 2011. The Company issued 211,765 vested shares on December 30, 2011. The Company issued 211,765 vested shares on December 30, 2011. The total fair value of the common stock was $18,848 based on the closing price of the Company’s common stock on the date of grant. Mr. Heumiller resigned on January 1, 2012 and the remaining unvested shares were forfeited.

On August 26, 2011 the Company’s Board of Directors granted the issuance of 100,000 shares of restricted common stock to Peter Heumiller, the Company’s former President and COO as a compensation bonus. The total fair value of the common stock was $8,000 based on the closing price of the Company’s common stock on the date of grant.

On August 26, 2011, the Company’s Board of Directors granted fully vested cashless common stock options to purchase 100,000 shares of the Company’s common stock to Peter Heumiller, the Company’s former President and COO as a compensation bonus. The options were exercisable until August 26, 2013 at an exercise price of $0.15 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 172% and a call option value of $0.0387, was $3,871 and was recognized as compensation expense during the year ended December 31, 2011. Mr. Heumiller resigned on January 1, 2012 and the options subsequently terminated unexercised.

On August 26, 2011 the Company’s Board of Directors granted the issuance of 897,500 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $71,800 based on the closing price of the Company’s common stock on the date of grant.

On April 20, 2011 the Company sold 869,565 shares of common stock, along with warrants to purchase 869,565 shares of common stock at $0.41 per share, exercisable over a 36 month term from the date of purchase to the Company’s CEO in exchange for total proceeds of $200,000 based on a $0.23 per share sales price. The Company’s closing stock price on the date of sale was $0.17 per share.

On March 1, 2011 Peter Heumiller was appointed President and COO. As President and COO, Mr. Heumiller was compensated at an annualized base salary of $90,000 per year pursuant to a two year employment agreement. In addition, Mr. Heumiller was entitled to a quarterly bonus based on the Company’s net revenues at various amounts between $7,500 and $22,500 based on net quarterly revenues from $300,000 to $600,000 and above. Mr. Heumiller resigned on January 1, 2011.

On March 2, 2011, the Company’s Board of Directors granted Mr. Heumiller common stock options to purchase 1,200,000 shares of the Company’s common stock at an exercise price of $0.25 per share (the “Option”), vesting in 1/24th monthly increments over the two year term of the employment agreement. The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 194% and a call option value of $0.1467, was $175,993, and was amortized over the life of the options. The Company recognized $73,330 of compensation expense during the year ended December 31, 2011. Mr. Heumiller resigned on January 1, 2012 and the options subsequently terminated unexercised.

On February 8, 2011 the Company’s Board of Directors granted 100,000 cashless stock options to the Company’s CEO as compensation for services to be performed on the Board of Directors in 2011. The options are exercisable until February 8, 2014 at an exercise price of $0.25 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 200% and a call option value of $0.1423, was $14,229.

On February 8, 2011 the Company’s Board of Directors granted 100,000 cashless stock options to the Company’s President of Programming as compensation for services to be performed on the Board of Directors in 2011. The options are exercisable until February 8, 2014 at an exercise price of $0.25 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 200% and a call option value of $0.1423, was $14,229.

Officer compensation expense was $343,531 and $477,854 at December 31, 2012 and 2011, respectively. The balance owed was $68,809 and $60,357 at December 31, 2012 and 2011, respectively.

Board of Directors

On February 29, 2012, the Company’s Board of Directors granted fully vested cashless common stock options to purchase 300,000 shares of the Company’s common stock over a three year period to one of the Company’s Directors as a compensation bonus. The options are exercisable until February 29, 2015 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 207% and a call option value of $0.0560, was $16,807.

On November 8, 2011, the Company’s Board of Directors appointed Merrill Brown, as a Director of the Company to fill an existing vacancy and to serve until his successor is duly elected and qualified. On January 17, 2012 Mr. Brown resigned.

On October 24, 2011, John English, one of the Company’s Board of Directors resigned.

On September 22, 2011, the Company’s Board of Directors appointed Paul Chachko, as a Director of the Company to fill an existing vacancy in accordance with the provisions of the Company’s Series B Preferred Stock Award, in which the holders of the Company’s Series B Preferred Stock have the right to designate or elect one of the Company’s directors (the “Series B Director”) to serve until his successor is duly elected and qualified. The Board also appointed Mr. Chachko as Chairman of the Board. Mark Bradley, the former Chairman of the Board will continue to serve as a member of the Board. On January 11, 2012 Mr. Chachko resigned and Mr. Bradley returned as Chairman of the Board.

On September 22, 2011, the Company’s Board of Directors granted Mr. Chachko common stock options to purchase shares of the Company’s common stock over a five year term in the amounts and at the exercise prices set forth below, which vest as follows subject to Mr. Chachko’s continued service to the Company:

-	275,000 shares at the exercise price of price of $0.11 per share (the per share closing price on the day of grant), vesting in six equal monthly installments from the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.0925, was $25,433;
-	225,000 shares at the exercise price of $0.14 per share, vesting in 12 equal monthly installments from the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.914, was $20,568;
-	167,000 shares at the exercise price of price of $0.20 per share, vesting in 18 equal monthly installments from the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.0894, was $14,926;
-	166,000 shares at the exercise price of price of $0.20 per share, vesting in 12 equal monthly installments from the Grant Date; provided, however, that the exercise of this Option is subject to the Company receiving financing of not less than $1,000,000 within 18 months after the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.0880, was $14,614; and
-	166,000 shares at the exercise price of price of $0.25 per share, vesting in 12 equal monthly installments from the Grant Date; provided, however, that this Option is exercisable only if the moving average of the Company's per share price is $0.25 or more for any six-month period after the first six months following the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.0857, was $14,233.

The total fair value of the common stock options was $89,774, and was amortized over the vesting periods. The Company recognized $22,043 of compensation expense during the year ended December 31, 2011. Mr. Chachko resigned on January 11, 2012 and the options were forfeited unexercised.

On February 8, 2011 the Company’s Board of Directors granted 100,000 cashless stock options as compensation for service on the Board of Directors in 2011 to one of its directors. The options are exercisable until February 8, 2014 at an exercise price of $0.25 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 200% and a call option value of $0.1423, was $14,229.

On February 8, 2011 the Company’s Board of Directors granted 100,000 cashless stock options as compensation for service on the Board of Directors in 2011 to one of its former directors. The options are exercisable until February 8, 2014 at an exercise price of $0.25 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 200% and a call option value of $0.1423, was $14,229.

Officer and Director Changes

On May 16, 2012 the Company cancelled 361,765 shares for non-performance of services commensurate with the departure of one of the Company’s former Officers.

On January 13, 2012, Paul Chachko resigned as Chairman of the Board of Directors and Mark Bradley resumed the position. Pursuant to his departure 999,000 common stock options were forfeited.

On January 18, 2012, Merrill Brown resigned as Director.

On March 12, 2012, Peter Heumiller resigned as President and COO. Pursuant to his departure he purchased certain equipment at the net book value, which approximated fair value for a total of $4,912. He also repaid a total of $11,299 of previously reimbursed moving costs and general expenses. In addition, Mr. Heumiller forfeited all unearned common stock grants and options, effective January 1, 2012. On May 16, 2012, a total of 361,765 of shares of common stock previously granted and delivered to Mr. Heumiller were voluntarily returned to treasury and cancelled.

Note 4 - Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Note 4 - Fair Value of Financial Instruments

Under FASB ASC 820-10-5, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The standard outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. Under GAAP, certain assets and liabilities must be measured at fair value, and FASB ASC 820-10-50 details the disclosures that are required for items measured at fair value.

The Company has convertible notes that must be measured under the new fair value standard. The Company’s financial assets and liabilities are measured using inputs from the three levels of the fair value hierarchy. The three levels are as follows:

Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 - Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 - Unobservable inputs that reflect our assumptions about the assumptions that market participants would use in pricing the asset or liability.

The following schedule summarizes the valuation of financial instruments at fair value on a non-recurring basis in the balance sheets as of June 30, 2013 and December 31, 2012:

	Fair Value Measurements at June 30, 2013
	Level 1	Level 2	Level 3
Assets
Cash	$590	$–	$–
Total assets	590	–	–
Liabilities
Convertible debentures, net of discounts of $155,773	–	–	62,227
Short term debt	–	35,000	–
Derivative liability	–	–	448,099
Total liabilities	–	35,000	510,326
	$590	$(35,000)	$(510,326)

	Fair Value Measurements at December 31, 2012
	Level 1	Level 2	Level 3
Assets
Cash	$2,076	$–	$–
Total assets	2,076	–	–
Liabilities
Convertible debentures, net of discounts of $196,092	–	–	19,408
Short term debt	–	35,000	–
Derivative liability	–	–	356,608
Total liabilities	–	35,000	376,016
	$2,076	$(35,000)	$(376,016)

There were no transfers of financial assets or liabilities between Level 1, Level 2 and Level 3 inputs for the six months ended June 30, 2013 or the year ended December 31, 2012.

Under FASB ASC 820-10-5, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The standard outlines a valuation framework and creates a fair value hierarchy in order to increase the consistency and comparability of fair value measurements and the related disclosures. Under GAAP, certain assets and liabilities must be measured at fair value, and FASB ASC 820-10-50 details the disclosures that are required for items measured at fair value.

The Company has convertible notes that must be measured under the new fair value standard. The Company’s financial assets and liabilities are measured using inputs from the three levels of the fair value hierarchy. The three levels are as follows:

Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 - Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 - Unobservable inputs that reflect our assumptions about the assumptions that market participants would use in pricing the asset or liability.

The following schedule summarizes the valuation of financial instruments at fair value on a non-recurring basis in the balance sheets as of December 31, 2012 and 2011, respectively:

	Fair Value Measurements at December 31, 2012
	Level 1	Level 2	Level 3
Assets
Cash	$2,076	$–	$–
Total assets	2,076	–	–
Liabilities
Convertible debentures, net of discounts of $196,092	–	–	19,408
Short term debt	–	35,000	–
Derivative liability	–	–	356,608
Total liabilities	–	35,000	376,016
	$2,076	$(35,000)	$(376,016)

	Fair Value Measurements at December 31, 2011
	Level 1	Level 2	Level 3
Assets
Cash	$49,208	$–	$–
Total assets	49,208	–	–
Liabilities
Short term debt	–	35,000	–
Total liabilities	–	35,000	–
	$–	$(35,000)	$–

There were no transfers of financial assets or liabilities between Level 1 and Level 2 inputs for the years ended December 31, 2012 and 2011.

Level 2 liabilities consist of a short term, unsecured, promissory note. No fair value adjustment was necessary during the years ended December 31, 2012 and 2011.

Level 3 liabilities consist of a total of $215,500 of convertible debentures and the related derivative liability. A discount of $196,092 was recognized at December 31, 2012 to adjust the convertible notes to fair value. No fair value adjustment was necessary during the year ended December 31, 2011.

Note 5 - Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Investments [Abstract]
Note 5- Investments

On May 11, 2011 we acquired a 10% interest in ICI, and a 10% interest in ICB, Nevada entertainment companies that develop and operate a variety of entertainment shows in the United States, primarily in casinos within Las Vegas, NV and Atlantic City, NJ. We acquired the interests in exchange for $25,499 that was in turn spent on the development of a promotional video that will be distributed on our website. In addition, we agreed to pay a license fee of 20% of the adjusted gross revenues that we earn from the distribution and sales related to the promotional video content. No such revenues have been earned to date.

On November 1, 2012, the Company elected to convert a note receivable of $22,477, consisting of $20,000 of principal and $2,477 of interest receivable in exchange for an additional 7.5% ownership interest in ICI, and 7.5% interest in ICB. The conversion resulted in a total ownership of 17.5% in both entities as of November 1, 2012. Both the investments and the note receivable had been written off as impaired on December 31, 2011 due to valuation and collectability uncertainties, as a result the 17.5% investment in both entities are not on the balance sheets as of June 30, 2013 and December 31, 2012.

On May 11, 2011 we acquired a 10% interest in ICI, and a 10% interest in ICB, Nevada entertainment companies that develop and operate a variety of entertainment shows in the United States, primarily in casinos within Las Vegas, NV and Atlantic City, NJ. We acquired the interests in exchange for $25,499 that was in turn spent on the development of a promotional video that will be distributed on our website. In addition, we agreed to pay a license fee of 20% of the adjusted gross revenues that we earn from the distribution and sales related to the promotional video content. No such revenues have been earned to date.

On November 1, 2012, the Company elected to convert a note receivable of $22,477, consisting of $20,000 of principal and $2,477 of interest receivable in exchange for an additional 7.5% ownership interest in ICI, and 7.5% interest in ICB. The conversion resulted in a total ownership of 17.5% in both entities as of November 1, 2012. Both the investments and the note receivable had been written off as impaired at December 31, 2011 due to valuation and collectability uncertainties, as a result the 17.5% investment in both entities are not on the balance sheets as of December 31, 2012 and 2011.

During the year ended December 31, 2011, we determined that our cost-method investment in iCandy, Inc. was impaired largely due to the current economic environment and changing business conditions from the time of the initial investment. As a result, we recorded charges of $25,499 in our statement of operations for the year ended December 31, 2011 to write-off our investment in iCandy, Inc.

Note 6 - Fixed Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Note 6 - Fixed Assets

Fixed assets consist of the following at June 30, 2013 and December 31, 2012, respectively:

	June 30,	December 31,
	2013	2012
Office equipment	$12,898	$12,898
Website development costs	99,880	99,880
Furniture and fixtures	2,730	2,730
Less accumulated depreciation	(41,277)	(29,804)
	$74,231	$85,704

During the six months ended June 30, 2012, we realized a gain on the sale of assets in the amount of $5,250 from total proceeds of $10,162 received amongst two individuals for the sale of fixed assets with a combined carrying value of $4,912.

Depreciation and amortization expense totaled $11,473 and $11,473 for the six months ended June 30, 2013 and 2012, respectively.

Fixed assets consist of the following at December 31, 2012 and 2011, respectively:

	December 31,
	2012	2011
Software	$–	$6,315
Office equipment	12,898	14,222
Website development costs	99,880	99,880
Furniture and fixtures	2,730	3,912
Less accumulated depreciation	(29,804)	(10,768)
	$85,704	$113,561

During the years ended December 31, 2012, we realized a gain on the sale of assets in the amount of $5,250 from total proceeds of $10,162 received amongst two individuals for the sale of fixed assets with a combined carrying value of $4,912.

Depreciation and amortization expense totaled $22,945 and $8,725 for the years ended December 31, 2012 and 2011, respectively.

Note 7 - Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Note 7 - Accrued Expenses
Note 7 - Accrued Expenses

As of June 30, 2013 and December 31, 2012 accrued expenses included the following:

	June 30,	December 31,
	2013	2012
Customer Deposits	$13,500	$13,500
Accrued Payroll, Officers	40,037	68,808
Accrued Payroll and Payroll Taxes	135,234	135,234
Accrued Interest	13,785	7,897
	$202,556	$225,439

As of December 31, 2012 and December 31, 2011 accrued expenses included the following:

	December 31,	December 31,
	2012	2011
Customer Deposits	$13,500	$13,500
Accrued Payroll, Officers	68,808	60,357
Accrued Payroll and Payroll Taxes	135,234	135,234
Accrued Interest	7,897	92
	$225,439	$209,183

Note 8 - Convertible Debentures	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Note 8 - Convertible Debentures

Convertible debentures consist of the following at June 30, 2013 and December 31, 2012, respectively:

	June 30,	December 31,
	2013	2012
On March 13, 2013, the Company received net proceeds of $25,000 in exchange for a non-interest bearing, unsecured convertible promissory note with a face value of $27,500 (“Second JMJ Note”), which matures on March 12, 2014, as part of a larger financing agreement that enables the Company to draw total proceeds of $400,000 at the discretion of the lender. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to sixty five percent (65%) of the lowest trading price of the Company’s common stock over the twenty five (25) trading days prior to the conversion request date. The note carries a one-time twelve percent (12%) of principal interest charge if the note isn’t repaid within the first ninety (90) days, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company amortized the $2,500 original issuance discount over the life of the loan on the straight line method. The Company recognized an additional $178 and $-0- of interest expense on the discount during the six months ended June 30, 2013 and the year ended December 31, 2012, respectively. The Company must at all times reserve at least 35 million shares of common stock for potential conversions.	$27,500	$–

Unsecured $35,000 convertible promissory note originated on May 8, 2013, carries an 8% interest rate (“Seventh Asher Note”), and matures on February 13, 2014. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to fifty eight percent (55%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company paid a debt issuance cost of $2,500 that is being amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $472 and $-0- of interest expense related to these debt issuance costs during the six months ended June 30, 2013 and the year ended December 31, 2012, respectively.

	35,000	–

On March 13, 2013, the Company received net proceeds of $55,000 in exchange for a non-interest bearing, unsecured convertible promissory note with a face value of $60,500 (“First JMJ Note”), which matures on March 12, 2014, as part of a larger financing agreement that enables the Company to draw total proceeds of $400,000 at the discretion of the lender. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to sixty five percent (65%) of the lowest trading price of the Company’s common stock over the twenty five (25) trading days prior to the conversion request date. The note carries a one-time twelve percent (12%) of principal interest charge if the note isn’t repaid within the first ninety (90) days, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The principal interest charge of $7,260 is being amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $503 and $-0- of interest expense related to these debt issuance costs during the six months ended June 30, 2013 and the year ended December 31, 2012, respectively. The Company amortized the $5,500 original issuance discount over the life of the loan on the straight line method. The Company recognized an additional $1,646 and $-0- of interest expense on the discount during the six months ended June 30, 2013 and the year ended December 31, 2012, respectively. The Company must at all times reserve at least 35 million shares of common stock for potential conversions.	60,500	–

On February 5, 2013, the Company received net proceeds of $5,000 in exchange for a non-interest bearing, unsecured convertible promissory note with a face value of $5,500, which matured on March 4, 2013. The principal and interest was convertible into shares of common stock in the event of default at the discretion of the note holder at a price equal to the lesser of sixty percent (60%) of the five (5) day average bid price of the Company’s common stock over the five (5) trading days prior to the conversion request date. The principal and interest was repaid in full prior to maturity on February 23, 2013 out of the proceeds from the Sixth Asher Note described below.	–	–

Unsecured $42,500 convertible promissory note originated on February 19, 2013, carries an 8% interest rate (“Sixth Asher Note”), and matures on November 21, 2013. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to fifty eight percent (55%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company paid a debt issuance cost of $2,500 that is being amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $1,191 and $-0- of interest expense related to these debt issuance costs during the six months ended June 30, 2013 and the year ended December 31, 2012, respectively.	42,500	–

Unsecured $32,500 convertible promissory note originated on January 11, 2013, carries an 8% interest rate (“Fifth Asher Note”), and matures on September 16, 2013. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to fifty eight percent (58%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company paid a debt issuance cost of $2,500 that is being amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $1,713 and $-0- of interest expense related to these debt issuance costs during the six months ended June 30, 2013 and the year ended December 31, 2012, respectively.	35,000	–

Unsecured $32,500 convertible promissory note carries an 8% interest rate (“Fourth Asher Note”), matures on September 14, 2013. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to fifty eight percent (58%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company paid a debt issuance cost of $2,500 that is being amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $1,957 and $172 of interest expense related to these debt issuance costs during the six months ended June 30, 2013 and the year ended December 31, 2012, respectively. The note holder elected to convert $15,000 of principal in exchange for 738,916 shares of common stock on June 19, 2013. The conversion was in accordance with the terms of the note; therefore no gain or loss has been recognized.	17,500	32,500

On November 6, 2012, the Company received net proceeds of $27,000 in exchange for a non-interest bearing, unsecured convertible promissory note (“Dutchess Capital Note”) with a face value of $35,000 that matures on May 6, 2013. Upon an event of default, the face value is convertible into shares of common stock at the discretion of the note holder at a price equal to, the lesser of either (i) 60% of the lowest closing bid price during the twenty (20) trading days immediately preceding the Notice of Conversion or (ii) seven cents ($0.07) per share. On the ninetieth (90th) day following Closing, the Company shall make mandatory monthly payments to the Holder in the amount of one thousand ($1,000) per month. The Company paid a debt issuance cost of $3,050 and 73,000 shares of restricted stock with a fair market value of $5,110, based on the Company’s closing stock price on the date of grant, and $3,050 in cash. The debt issuance costs were amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $5,787 and $2,373 of interest expense related to these debt issuance costs during the six months ended June 30, 2013 and the year ended December 31, 2012, respectively. The Company amortized the $5,000 original issuance discount over the life of the loan on the straight line method. The Company recognized an additional $3,500 and $1,500 of interest expense on the discount during the six months ended June 30, 2013 and the year ended December 31, 2012, respectively. The principal and accrued interest was paid in full on March 15, 2012 out of the proceeds from the First JMJ Note and the convertible promissory note was canceled.	–	35,000

Unsecured $37,500 convertible promissory note carries an 8% interest rate (“Third Asher Note”), matures on June 10, 2013. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to fifty five percent (55%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company paid a debt issuance cost of $2,500 that is being amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $1,453 and $1,047 of interest expense related to these debt issuance costs during the six months ended June 30, 2013 and the year ended December 31, 2012, respectively. The note holder elected to convert $10,500, $12,000 and $15,000 of principal and $1,500 of accrued interest in exchange for 1,967,213, 1,973,684 and 2,400,000 shares of common stock on March 13, 2013, March 24, 2013 and April 12, 2013, respectively, and the note was converted in full. The conversions were in accordance with the terms of the note; therefore no gain or loss has been recognized.	–	37,500

Unsecured $50,000 convertible promissory note carries an 8% interest rate (“Continental Note”), matures on May 31, 2013. On April 30, 2013, Continental Equities, LLC sold and assigned the remaining principal and accrued interest with all rights and privileges in the original note without recourse to an individual investor who partnered with the Mother of our CEO. The note hereafter shall be referred to as the, (“Roberts Note”). The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to 30% of the average of the three lowest reported daily sale or daily closing bid prices (whichever is the lower) for the Company’s common stock as reported on the OTCQB (or such other OTC Markets or OTC Tiers, stock markets or stock exchange upon which the Company’s common stock is listed or traded) during the thirty (30) trading days immediately preceding the Conversion Date, subject to adjustment as provided herein (including, without limitation, adjustment pursuant to Section 6), or a fixed conversion price of $0.001 per share, whichever is greater. Interest shall be due and payable, in arrears, on the last day of each month while any portion of the Principal Amount remains outstanding. The note carries a twenty two percent (16%) interest rate in the event of default. The Company paid a debt issuance cost of $1,500 that was amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $768 and $732 of interest expense related to these debt issuance costs during the six months ended June 30, 2013 and the year ended December 31, 2012, respectively. The note holder elected to convert $10,000, $5,000, $10,000 and $25,000 of principal and $2,233 of accrued interest in exchange for 925,925, 657,894, 1,250,000 and 6,933,250 shares of common stock on March 1, 2013, March 25, 2013, April 3, 2013 and May 15, 2013, respectively, in accordance with the terms of the note; therefore no gain or loss has been recognized. In addition, 178,571 shares were issued in excess of the conversion terms of the note on April 3, 2013. The fair value of the common stock was $1,625 based on the closing price of the Company’s common stock on the date of grant, and was expensed as a loss on debt conversion.	–	50,000

Unsecured $37,500 convertible promissory note carries an 8% interest rate (“Second Asher Note”), matures on April 12, 2013. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to sixty percent (60%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company paid a debt issuance cost of $2,500 that was amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $924 and $1,576 of interest expense related to these debt issuance costs during the six months ended June 30, 2013 and the year ended December 31, 2012, respectively. The note holder elected to convert a total of $15,000 of principal in exchange for 914,634 shares of common stock on February 5, 2013, and $22,500 of principal and $1,500 of accrued interest in exchange for 2,162,162 shares of common stock on February 19, 2013, and the note was converted in full. The conversions were in accordance with the terms of the note; therefore no gain or loss has been recognized.	–	37,500

Unsecured $58,000 convertible promissory note carries an 8% interest rate (“First Asher Note”), matures on February 7, 2013. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to sixty percent (60%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company paid a debt issuance cost of $3,000 that was amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $1,435 and $1,565 of interest expense related to these debt issuance costs during the six months ended June 30, 2013 and the year ended December 31, 2012, respectively. The note holder elected to convert a total of $35,000 of principal in exchange for 1,287,878 shares of common stock during the year ended December 31, 2012. The remaining $23,000 of principal and $2,320 of accrued interest was converted in exchange for 1,233,703 shares of common stock during January of 2012, and the note was converted in full. The conversions were in accordance with the terms of the note; therefore no gain or loss has been recognized.	$–	$23,000

Total convertible debenture	218,000	215,500
Less: unamortized debt discount	(155,773)	(196,092)
Convertible debenture	$62,227	$19,408

In accordance with ASC 470-20 Debt with Conversion and Other Options, the Company recorded total discounts of $160,407 and $255,500 for the variable conversion feature of the convertible debts incurred during the six months ended June 30, 2013 and the year ended December 31, 2012, respectively. The discounts, along with additional Original Issue Discounts of $8,500 and $5,000 during the six months ended June 30, 2013 and the year ended December 31, 2012, respectively, are being amortized to interest expense over the term of the debentures using the effective interest method. The Company recorded $209,226 and $-0- of interest expense pursuant to the amortization of the note discounts during the six months ended June 30, 2013 and 2012, respectively.

The seven “Asher” convertible debentures carry default provisions that place a “maximum share amount” on the note holders. The maximum share amount that can be owned as a result of the conversions to common stock by the note holders is 4.99% of the Company’s issued and outstanding shares.

In accordance with ASC 815-15, the Company determined that the variable conversion feature and shares to be issued represented embedded derivative features, and these are shown as derivative liabilities on the balance sheet. The Company calculated the fair value of the compound embedded derivatives associated with the convertible debentures utilizing a lattice model.

Convertible debentures consist of the following at December 31, 2012 and 2011, respectively:

	December 31,	December 31,
	2012	2011
Unsecured $32,500 convertible promissory note carries an 8% interest rate (“Fourth Asher Note”), matures on September 14, 2013. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to fifty eight percent (58%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company paid a debt issuance cost of $2,500 that is being amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $172 of interest expense related to these debt issuance costs during the year ended December 31, 2012.	$32,500	$–

On November 6, 2012, the Company received net proceeds of $27,000 in exchange for a non-interest bearing, unsecured convertible promissory note (“Dutchess Capital Note”) with a face value of $35,000 that matures on May 6, 2013. Upon an event of default, the face value is convertible into shares of common stock at the discretion of the note holder at a price equal to, the lesser of either (i) 60% of the lowest closing bid price during the twenty (20) trading days immediately preceding the Notice of Conversion or (ii) seven cents ($0.07) per share. On the ninetieth (90th) day following Closing, the Company shall make mandatory monthly payments to the Holder in the amount of one thousand ($1,000) per month. The Company paid a debt issuance cost of $3,050 and 73,000 shares of restricted stock with a fair market value of $5,110, based on the Company’s closing stock price on the date of grant, and $3,050 in cash. The debt issuance costs are being amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $2,373 of interest expense related to these debt issuance costs during the year ended December 31, 2012. The Company is amortizing the $5,000 original issuance discount over the life of the loan on the straight line method. The Company recognized an additional $1,500 of interest expense on the discount during the year ended December 31, 2012. The principal and accrued interest was paid in full on March 15, 2012 and the convertible promissory note was canceled.	35,000	–

Unsecured $37,500 convertible promissory note carries an 8% interest rate (“Third Asher Note”), matures on June 10, 2013. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to fifty five percent (55%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company paid a debt issuance cost of $2,500 that is being amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $1,047 of interest expense related to these debt issuance costs during the year ended December 31, 2012. The note holder elected to convert $12,000 and $15,000 of principal in exchange for 1,967,213 and 1,973,684 shares of common stock on March 13, 2013 and March 24, 2013, respectively.	37,500	–

Unsecured $50,000 convertible promissory note carries an 8% interest rate (“Continental Note”), matures on May 31, 2013. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to 30% of the average of the three lowest reported daily sale or daily closing bid prices (whichever is the lower) for the Company’s common stock as reported on the OTCQB (or such other OTC Markets or OTC Tiers, stock markets or stock exchange upon which the Company’s common stock is listed or traded) during the thirty (30) trading days immediately preceding the Conversion Date, subject to adjustment as provided herein (including, without limitation, adjustment pursuant to Section 6), or a fixed conversion price of $0.001 per share, whichever is greater. Interest shall be due and payable, in arrears, on the last day of each month while any portion of the Principal Amount remains outstanding. The note carries a twenty two percent (16%) interest rate in the event of default. The Company paid a debt issuance cost of $1,500 that is being amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $732 of interest expense related to these debt issuance costs during the year ended December 31, 2012. The note holder elected to convert $10,000 of principal in exchange for 925,925 shares of common stock on March 1, 2013.	50,000	–

Unsecured $37,500 convertible promissory note carries an 8% interest rate (“Second Asher Note”), matures on April 12, 2013. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to sixty percent (60%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company paid a debt issuance cost of $2,500 that is being amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $1,576 of interest expense related to these debt issuance costs during the year ended December 31, 2012. The note holder elected to convert a total of $15,000 of principal in exchange for 914,634 shares of common stock on February 5, 2013, and $22,500 of principal and $1,500 of accrued interest in exchange for 2,162,162 shares of common stock on February 19, 2013, and the note was converted in full.	37,500	–

Unsecured $58,000 convertible promissory note carries an 8% interest rate (“First Asher Note”), matures on February 7, 2013. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to sixty percent (60%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company paid a debt issuance cost of $3,000 that is being amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $1,565 of interest expense related to these debt issuance costs during the year ended December 31, 2012. The note holder elected to convert a total of $35,000 of principal in exchange for 1,287,878 shares of common stock during the year ended December 31, 2012. The remaining $23,000 of principal and $2,320 of accrued interest was converted in exchange for 1, 233,703 shares of common stock during January of 2012, and the note was converted in full.	$23,000	$–

Total convertible debenture	215,500	–
Less: unamortized debt discount	(196,092)	–
Convertible debenture	$19,408	$–

In accordance with ASC 470-20 Debt with Conversion and Other Options, the Company recorded total discounts of $255,500 and $-0- for the variable conversion feature of the convertible debts incurred during the years ended December 31, 2012 and 2011, respectively. The discounts are being amortized to interest expense over the term of the debentures using the effective interest method. The Company recorded $59,408 and $-0- of interest expense pursuant to the amortization of the note discounts during the years ended December 31, 2012 and 2011, respectively.

The four “Asher” convertible debentures carry default provisions that place a “maximum share amount” on the note holders. The maximum share amount that can be owned as a result of the conversions to common stock by the note holders is 4.99% of the Company’s issued and outstanding shares.

In accordance with ASC 815-15, the Company determined that the variable conversion feature and shares to be issued represented embedded derivative features, and these are shown as derivative liabilities on the balance sheet. The Company calculated the fair value of the compound embedded derivatives associated with the convertible debentures utilizing a lattice model.

The Company recorded interest expense in the amount of $6,405 and $-0- for the years ended December 31, 2012 and 2011, respectively related to convertible debt.

Note 9 - Short Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Note 9 - Short Term Debt
Note 9 - Short Term Debt

Short-term debt consists of the following at June 30, 2013 and December 31, 2012, respectively:

	June 30,	December 31,
	2013	2012
4% unsecured debenture, due June 7, 2012. Currently in default.	$35,000	$35,000

Accrued interest on the above promissory note totaled $2,192 and $1,492 at June 30, 2013 and December 31, 2012, respectively.

The following presents components of interest expense by instrument type at June 30, 2013 and 2012, respectively:

	June 30,	June 30,
	2013	2012
Interest on convertible debentures	$13,252	$507
Amortization of discount on convertible debentures	203,580	6,258
Amortization of debt issuance costs	16,203	–
Interest on short term debt	700	700
Accounts payable related finance charges	550	437
	$234,285	$7,902

Short-term debt consists of the following at December 31, 2012 and 2011, respectively:

	December 31,	December 31,
	2012	2011
4% unsecured debenture, due June 7, 2012. Currently in default.	$35,000	$35,000

Accrued interest on the above promissory note totaled $1,492 and $92 at December 31, 2012 and December 31, 2011, respectively.

The following presents components of interest expense by instrument type at December 31, 2012 and 2011, respectively:

	December 31,	December 31,
	2012	2011
Interest on convertible debentures	$6,405	$–
Amortization of discount on convertible debentures	59,408	–
Amortization of debt issuance costs	7,465	–
Interest on short term debt	1,400	92
Accounts payable related finance charges	993	1,053
	$75,671	$1,145

Note 10 - Derivative Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Liability [Abstract]
Note 10 - Derivative Liabilities

As discussed in Note 8 under Convertible Debentures, the Company issued convertible notes payable that provide for the issuance of convertible notes with variable conversion provisions. The conversion terms of the convertible notes are variable based on certain factors, such as the future price of the Company’s common stock. The number of shares of common stock to be issued is based on the future price of the Company’s common stock. The number of shares of common stock issuable upon conversion of the promissory note is indeterminate. Due to the fact that the number of shares of common stock issuable could exceed the Company’s authorized share limit, the equity environment is tainted and all additional convertible debentures and warrants are included in the value of the derivative. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the variable conversion option and warrants and shares to be issued were recorded as derivative liabilities on the issuance date.

The fair values of the Company’s derivative liabilities were estimated at the issuance date and are revalued at each subsequent reporting date, using a lattice model. The Company recorded current derivative liabilities of $448,099 and $356,608 at June 30, 2013 and December 31, 2012, respectively. The change in fair value of the derivative liabilities resulted in a loss of $191,817 and $194,940 for the six months ended June 30, 2013 and 2012, respectively, which has been reported as other income (expense) in the statements of operations. The loss of $191,817 for the six months ended June 30, 2013 consisted of a loss of $87,115 due to the value in excess of the face value of the convertible notes, a gain of ($3,376) attributable to the fair value of preferred stock, a gain of ($18,039) attributable to the fair value of warrants and a net loss in market value of $126,117 on the convertible notes. The loss of $194,940 for the six months ended June 30, 2012 consisted of a loss of $31,118 due to the value in excess of the face value of the convertible notes, a loss of $62,065 attributable to the fair value of warrants, a loss of $91,594 attributable to the fair value of warrants and a net loss in market value of $10,163 on the convertible notes.

The following presents the derivative liability value by instrument type at June 30, 2013 and December 31, 2012, respectively:

	June 30,	December 31,
	2013	2012
Convertible debentures	$420,971	$308,065
Common stock warrants	4,775	22,814
Convertible preferred stock	22,353	25,729
	$448,099	$356,608

The following is a summary of changes in the fair market value of the derivative liability during the six months ended June 30, 2013 and the year ended December 31, 2012:

Derivative
Liability
Total
Balance, December 31, 2011	$–
Increase in derivative value due to issuances of convertible promissory notes	376,957
Increase in derivative value attributable to tainted warrants	64,230
Change in fair market value of derivative liabilities due to the mark to market adjustment	(26,101)
Debt conversions	(58,478)
Balance, December 31, 2012	$356,608
Increase in derivative value due to issuances of convertible promissory notes	247,522
Change in fair market value of derivative liabilities due to the mark to market adjustment	104,702
Debt conversions	(260,733)
Balance, June 30, 2013	$448,099

Key inputs and assumptions used to value the convertible debentures and warrants issued during the six months ended June 30, 2013 and the year ended December 31, 2012:

•	Stock prices on all measurement dates were based on the fair market value and would fluctuate with projected volatility.

•	The warrant exercise prices ranged from $0.15 to $1.00, exercisable over 2 to 3 year periods from the grant date.

•	The holders of the securities would convert monthly to the ownership limit starting at 4.99% increasing by 10% per month.

•	The holders would automatically convert the note at the maximum of 3 times the conversion price if the Company was not in default.

•	The monthly trading volume would reflect historical averages and would increase at 1% per month.

•	The Company would redeem the notes based on availability of alternative financing, increasing 2% monthly to a maximum of 10%.

•	The holder would automatically convert the note at maturity if the registration was effective and the Company was not in default.

•	The computed volatility was projected based on historical volatility.

As discussed in Note 9 under Convertible Debentures and Note 12 under Stockholders’ Equity (Deficit) below, the Company issued convertible notes payable and convertible preferred stock that provide for the issuance of common stock pursuant to the convertible notes and convertible preferred stock with variable conversion provisions. The conversion terms of the convertible note is variable based on certain factors, such as the future price of the Company’s common stock. The number of shares of common stock to be issued is based on the future price of the Company’s common stock. The number of shares of common stock issuable upon conversion of the promissory note is indeterminate. Due to the fact that the number of shares of common stock issuable could exceed the Company’s authorized share limit, the equity environment is tainted and all additional convertible debentures and warrants are included in the value of the derivative. With respect to the convertible preferred stock, the conversion price is determined based on an adjustable price using the dilution factors in all common stock, options, warrants and preferred stock granted subsequent to the December 17, 2010 date when the preferred stock was originally granted. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the variable conversion options and warrants and shares to be issued were recorded as derivative liabilities on the issuance date.

The fair values of the Company’s derivative liabilities were estimated at the issuance date and are revalued at each subsequent reporting date, using a lattice model. The Company recorded current derivative liabilities of $356,608 and $-0- at December 31, 2012 and 2011, respectively. The change in fair value of the derivative liabilities resulted in a loss of $138,857 and $-0- for the years ended December 31, 2012 and 2011, respectively, which has been reported as other income (expense) in the statements of operations. The loss of $164,586 for the year ended December 31, 2012 consisted of a loss of $126,457 due to the value in excess of the face value of the convertible notes, $25,729 attributable to the fair value of preferred stock, $62,065 attributable to the fair value of warrants granted during 2012 and a net gain in market value of ($49,665).

The following presents the derivative liability value by instrument type December 31, 2012 and 2011, respectively:

	December 31,	December 31,
	2012	2011
Convertible debentures	$308,065	$–
Common stock warrants	22,814	–
Convertible preferred stock	25,729	–
	$356,608	$–

The following is a summary of changes in the fair market value of the derivative liability during the year ended December 31, 2012 and the year ended December 31, 2011:

Derivative
Liability
Total
Balance, December 31, 2011	$–
Increase in derivative value due to issuances of convertible promissory notes	376,957
Increase in derivative value attributable to tainted warrants	64,230
Change in fair market value of derivative liabilities due to the mark to market adjustment	(26,101)
Debt conversions	(58,478)
Balance, December 31, 2012	$356,608

Key inputs and assumptions used to value the convertible debentures, convertible preferred stock and warrants issued during the years ended December 31, 2012 and 2011:

•	Stock prices on all measurement dates were based on the fair market value and would fluctuate with projected volatility.
•	The warrant exercise prices ranged from $0.15 to $1.00, exercisable over 2 to 3 year periods from the grant date.
•	The holders of the securities would convert monthly to the ownership limit starting at 4.99% increasing by 10% per month.
•	The holders would automatically convert the note at the maximum of 3 times the conversion price if the Company was not in default.
•	The monthly trading volume would reflect historical averages and would increase at 1% per month.
•	The Company would redeem the notes based on availability of alternative financing, increasing 2% monthly to a maximum of 10%.
•	The holder would automatically convert the note at maturity if the registration was effective and the Company was not in default.
•	The computed volatility was projected based on historical volatility.
•	The Preferred Series would be redeemed; defaulted or converted within 5 years from issuance.
•	Preferred Series Dilutive Reset events projected to occur based on future projected capital needs ($50,000 per quarter) resulting in the weighted conversion price dropping from the conversion price.
•	The Holder would automatically convert the Preferred at a stock price of 2 times the reset conversion price if the registration was effective and the Company was not in default, with the target exercise price dropping as maturity approaches.
•	The average daily trading volume would increase at a rate of 1% per month.
•	The Holder would redeem based on availability of alternative financing, increasing 0% monthly to a maximum of 0%.

Note 11 - Changes in Stockholders' Equity (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Note 11 - Changes in Stockholders' Equity (Defict)

Convertible Preferred Stock

The Company has designated 2,000,000 shares of Series A convertible preferred stock (“Series A”) and 10,873,347 shares of Series B convertible preferred stock (“Series B”), of which 2,000,000 shares and 4,349,339 shares are issued and outstanding, respectively, from the 25,000,000 shares authorized. A total of 12,126,653 shares remain undesignated. The Series A shares carry 25:1 preferential voting rights.

No preferred shares were issued during the six months ended June 30, 2013.

Common Stock

The Company amended its Articles of Incorporation on April 29, 2013 to increase the authorized shares of common stock from 150,000,000 shares to 600,000,000 shares, of which 99,865,775 shares were issued and outstanding and 286,058,934 shares were reserved as of June 30, 2013.

Common Stock Issuances for Debt Conversions

On June 19, 2013, the Company issued 738,916 shares of common stock pursuant to the conversion of $15,000 of outstanding principal on the Fourth Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On May 15, 2013, the Company issued 6,933,250 shares of common stock pursuant to the conversion of $27,733, consisting of $25,000 of outstanding principal and $2,733 of accrued interest, on the Roberts Note (formerly the Continental Equities Note). The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On April 12, 2013, the Company issued 2,400,000 shares of common stock pursuant to the conversion of $12,000, consisting of $10,500 of outstanding principal and $1,500 of accrued interest on the Third Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On April 3, 2013, the Company issued 1,428,571 shares of common stock pursuant to the conversion of $10,000 of outstanding principal on the Continental Equities Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized, other than 178,571 of the shares that were issued in excess of the terms of conversion. As a result, a loss on conversion of $1,625 was recognized.

On March 25, 2013, the Company issued 657,894 shares of common stock pursuant to the conversion of $5,000 of outstanding principal on the Continental Equities Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On March 25, 2013, the Company issued 1,973,684 shares of common stock pursuant to the conversion of $15,000 of outstanding principal on the Third Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On March 13, 2013, the Company issued 1,967,213 shares of common stock pursuant to the conversion of $12,000 of outstanding principal on the Third Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On March 1, 2013, the Company issued 925,925 shares of common stock pursuant to the conversion of $10,000 of outstanding principal on the Continental Equities Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On February 19, 2013, the Company issued 2,162,162 shares of common stock pursuant to the conversion of $24,000 of convertible debt, consisting of $22,500 of principal and $1,500 of accrued and unpaid interest, on the Second Asher Note. The note was converted in accordance with the conversion 0terms; therefore no gain or loss has been recognized.

On February 5, 2013, the Company issued 914,634 shares of common stock pursuant to the conversion of $15,000 of outstanding principal on the Second Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On January 16, 2013, the Company issued 516,000 shares of common stock pursuant to the conversion of $10,320 of convertible debt, consisting of $8,000 of principal and $2,320 of accrued and unpaid interest, on the First Asher Note. The note was converted in accordance with the conversion 0terms; therefore no gain or loss has been recognized.

On January 2, 2013, the Company issued 717,703 shares of common stock pursuant to the conversion of $15,000 of outstanding principal on the First Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

Common Stock Issuances for Services

On June 3, 2013, the Company issued 175,000 shares of restricted common stock for administrative services provided by one of our employees. The total fair value of the common stock was $5,250 based on the closing price of the Company’s common stock on the date of grant.

On June 3, 2013, the Company issued 1,000,000 shares of restricted common stock for video production services provided by one of our vendors. The total fair value of the common stock was $30,000 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company’s Board of Directors granted the issuance of 2,000,000 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $38,000 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company’s Board of Directors granted the issuance of 1,294,066 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $24,587 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company issued 150,000 shares of restricted common stock as a bonus for board services provided by one of our Directors. The total fair value of the common stock was $2,850 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company issued another 150,000 shares of restricted common stock as a bonus for board services provided by another one of our Directors. The total fair value of the common stock was $2,850 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company issued 675,000 S-8 shares of common stock for professional services provided. The total fair value of the common stock was $12,825 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company granted 150,000 shares of restricted common stock to a consultant for website development services provided. The total fair value of the common stock was $2,850 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company granted 300,000 shares of restricted common stock to a consultant for website development services provided. The total fair value of the common stock was $5,700 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company granted 100,000 shares of restricted common stock to a consultant for business development services provided. The total fair value of the common stock was $1,900 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company issued 50,000 shares of restricted common stock for consulting services provided by one of our Directors. The total fair value of the common stock was $950 based on the closing price of the Company’s common stock on the date of grant.

On May 1, 2013, the Company issued 125,000 shares of restricted common stock for consulting services provided by one of our Directors. The total fair value of the common stock was $2,375 based on the closing price of the Company’s common stock on the date of grant.

On March 13, 2013, the Company issued 600,000 S-8 shares of common stock for professional services provided. The total fair value of the common stock was $13,200 based on the closing price of the Company’s common stock on the date of grant.

On February 19, 2013, the Company granted 200,000 shares of restricted common stock to a consultant for website development services provided. The total fair value of the common stock was $4,400 based on the closing price of the Company’s common stock on the date of grant.

On January 8, 2013, the Company issued 300,000 S-8 shares of common stock for professional services provided. The total fair value of the common stock was $15,000 based on the closing price of the Company’s common stock on the date of grant.

On January 8, 2013, the Company granted 50,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $2,500 based on the closing price of the Company’s common stock on the date of grant.

On January 8, 2013, the Company granted 50,000 shares of restricted common stock to a consultant for Information Technology services provided. The total fair value of the common stock was $2,500 based on the closing price of the Company’s common stock on the date of grant.

On January 8, 2013, the Company issued 150,000 shares of restricted common stock for consulting services provided by one of our Directors. The total fair value of the common stock was $7,500 based on the closing price of the Company’s common stock on the date of grant.

On January 8, 2013, the Company issued 620,000 shares of common stock to its CEO for unpaid compensation. The total fair value of the common stock was $31,000 based on the closing price of the Company’s common stock on the date of grant.

On January 8, 2013, the Company issued 760,000 shares of common stock to its President of Programming for unpaid compensation. The total fair value of the common stock was $38,000 based on the closing price of the Company’s common stock on the date of grant.

On January 7, 2013, the Company issued 142,000 shares of restricted common stock for professional services provided. The total fair value of the common stock was $5,680 based on the closing price of the Company’s common stock on the date of grant.

Preferred Stock Authorized

The Board, from the authorized capital of 25,000,000 preferred shares, has authorized and designated 2,000,000 shares of Series A preferred stock (“Series A”) and 10,873,347 shares of Series B preferred stock (“Series B”), of which 2,000,000 shares and 4,349,339 shares are issued and outstanding, respectively.

The Series A shares carry 25:1 preferential voting rights, and are convertible into shares of common stock on a 1:1 basis.

The Series B shares are convertible at the option of the holder into shares of common stock at an initial ratio of one share of series B preferred stock into one share of common stock (1:1), as adjusted for the dilutive effects of additional stock subsequent to the original issuance of the series B shares on December 17, 2010. The Series B Preferred conversion ratio shall be adjusted to a price determined by multiplying such Conversion Price by a fraction, the numerator of which shall be the number of shares of Common Stock Outstanding (meaning (1) outstanding Common Stock, (2) Common Stock issuable upon conversion of outstanding Preferred Stock, (3) Common Stock issuable upon exercise of outstanding stock options (including Common Stock issuable upon the conversion of shares or other securities issued pursuant to the exercise of outstanding stock options) and (4) Common Stock issuable upon exercise (and, in the case of warrants to purchase Preferred Stock or other securities, conversion) of outstanding warrants. Shares described in (1) through (4) above shall be included whether vested or unvested, whether contingent or non-contingent and whether exercisable or not yet exercisable.) immediately prior to such issuance plus the number of shares of Common Stock that the aggregate consideration received by this Corporation for such issuance would purchase at such Conversion Price; and the denominator of which shall be the number of shares of Common Stock Outstanding immediately prior to such issuance plus the number of shares of such Additional Stock. The maximum shares of common stock convertible are to be reserved from the authorized shares. As of March 31, 2013, the Series B shares were convertible into 5,544,702 shares of common stock based on a modified conversion ratio of approximately 1.275 due to the dilutive reset provisions, which were reserved from the authorized shares.

Preferred Stock

No preferred shares were issued during the years ended December 31, 2012 and 2011.

Common Stock Authorized

The Company has 150,000,000 shares of common stock authorized, of which 69,488,757 shares were issued and outstanding and 85,035,350 shares were reserved as of December 31, 2012.

Common Stock Issuances (2012)

On December 14, 2012, the Company issued 833,333 shares of common stock pursuant to the conversion of $20,000 of outstanding principal on the First Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On December 12, 2012, the Company granted 200,000 shares of restricted common stock to a consultant for website development services provided. The total fair value of the common stock was $10,000 based on the closing price of the Company’s common stock on the date of grant.

On December 12, 2012, the Company granted 20,000 shares of restricted common stock to an employee for services provided. The total fair value of the common stock was $1,000 based on the closing price of the Company’s common stock on the date of grant.

On December 12, 2012, the Company granted 50,000 shares of restricted common stock to an employee for services provided. The total fair value of the common stock was $2,500 based on the closing price of the Company’s common stock on the date of grant.

On December 12, 2012, the Company issued 150,000 shares of restricted common stock for professional services provided. The total fair value of the common stock was $7,500 based on the closing price of the Company’s common stock on the date of grant.

On November 26, 2012, the Company issued 454,545 shares of common stock pursuant to the conversion of $15,000 of outstanding principal on the First Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On November 6, 2012, the Company granted 73,000 shares of restricted common stock as a debt offering cost on the Dutchess Capital convertible debt financing. The total fair value of the common stock was $5,110 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012, the Company granted 100,000 shares of restricted common stock to a consultant for services provided. The total fair value of the common stock was $8,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012, the Company granted another 100,000 shares of restricted common stock to a consultant for services provided. The total fair value of the common stock was $8,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012, the Company granted 50,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012, the Company granted another 50,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012, the Company issued 150,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $12,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012, the Company granted 50,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012, the Company granted 50,000 shares of free trading common stock to a consultant for video production services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012, the Company’s Board of Directors granted the issuance of 250,000 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $20,000 based on the closing price of the Company’s common stock on the date of grant.

On October 12, 2012, the Company’s Board of Directors granted the issuance of 312,500 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

On August 28, 2012, the Company granted 200,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $22,000 based on the closing price of the Company’s common stock on the date of grant.

On August 28, 2012, the Company granted 75,000 shares of free trading common stock to a consultant for business development services provided. The total fair value of the common stock was $8,250 based on the closing price of the Company’s common stock on the date of grant.

On August 28, 2012, the Company granted 50,000 shares of free trading common stock to a consultant for website development services provided. The total fair value of the common stock was $5,500 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012, the Company granted 25,000 shares of restricted common stock to a consultant for services provided. The total fair value of the common stock was $3,750 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012, the Company granted 150,000 shares of restricted common stock to a consultant for services provided. The total fair value of the common stock was $22,500 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012, the Company issued 50,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $7,500 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012, the Company issued 70,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $10,500 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012, the Company granted 25,000 shares of free trading common stock to a consultant for services provided. The total fair value of the common stock was $3,750 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012, the Company granted 100,000 shares of free trading common stock to a consultant for services provided. The total fair value of the common stock was $15,000 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012, the Company’s Board of Directors granted the issuance of 143,154 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $21,473 based on the closing price of the Company’s common stock on the date of grant.

On July 10, 2012, the Company’s Board of Directors granted the issuance of 91,800 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $13,770 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012, the Company granted 175,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $8,750 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012, the Company issued 500,000 shares of restricted common stock for business development services provided. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012, the Company issued 500,000 shares of restricted common stock to another consultant for business development services provided. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012, the Company’s Board of Directors granted the issuance of 500,000 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012, the Company’s Board of Directors granted the issuance of 500,000 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $25,000 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012, the Company issued 50,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $2,500 based on the closing price of the Company’s common stock on the date of grant.

On April 30, 2012, the Company issued 50,000 shares of restricted common stock for professional services provided. The total fair value of the common stock was $2,500 based on the closing price of the Company’s common stock on the date of grant.

On April 20, 2012, the Company sold 120,000 shares of its common stock and an equal number of warrants, exercisable at $0.15 per share over a three year period pursuant to a unit offering in exchange for total proceeds of $12,000 received from the Company’s CEO. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The fair value of the common stock warrants using the Black-Scholes option-pricing model is $5,810, or $0.0484 per share, based on 176% volatility and a 0.40% risk-free interest rate.

On April 18, 2012, the Company issued 600,000 shares of restricted common stock for professional services provided. The total fair value of the common stock was $42,000 based on the closing price of the Company’s common stock on the date of grant. The Company retained the right to re-purchase the shares for $42,000 during the next six months.

On February 29, 2012, the Company granted 50,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on May 14, 2012.

On February 29, 2012, the Company granted 50,000 shares of free trading common stock for Information Technology services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on May 14, 2012.

On February 29, 2012, the Company’s Board of Directors granted the issuance of 650,000 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $52,000 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012, the Company’s Board of Directors granted the issuance of 500,000 shares of restricted common stock to the Company’s President of Programming as payment on accrued compensation. The total fair value of the common stock was $40,000 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012, the Company granted 25,000 shares of restricted common stock to an employee as a bonus for services provided. The total fair value of the common stock was $2,000 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012, the Company granted 15,000 shares of restricted common stock to an employee as a bonus for services provided. The total fair value of the common stock was $1,200 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012, the Company granted 130,800 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $10,464 based on the closing price of the Company’s common stock on the date of grant.

On February 29, 2012, the Company granted 100,000 shares of restricted common stock to a consultant for Information Technology services provided. The total fair value of the common stock was $8,000 based on the closing price of the Company’s common stock on the date of grant.

On February 14, 2012, the Company sold 80,000 shares of its common stock and an equal number of warrants, exercisable at $0.15 per share over a three year period pursuant to a unit offering in exchange for total proceeds of $8,000 received from the Company’s CEO. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The fair value of the common stock warrants using the Black-Scholes option-pricing model is $5,870, or $0.0734 per share, based on 168% volatility and a 0.40% risk-free interest rate.

On January 15, 2012, the Company sold 250,000 shares of its common stock and an equal number of warrants, exercisable at $0.15 per share over a three year period pursuant to a unit offering in exchange for total proceeds of $25,000. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The fair value of the common stock warrants using the Black-Scholes option-pricing model is $17,968, or $0.0719 per share, based on 163% volatility and a 0.34% risk-free interest rate.

Common Stock Issuances (2011)

On September 30, 2011, the Company’s Board of Directors granted 1,200,000 restricted shares of the Company’s common stock to Peter Heumiller, the Company’s former President and COO as a compensation bonus, vesting in 1/17th monthly increments over the remaining term of Mr. Heumiller’s employment agreement. The total fair value of the common stock was $108,000 based on the closing price of the Company’s common stock on the date of grant, and is being amortized over the vesting period. The Company recognized $19,059 of compensation expense during the year ended December 31, 2011. The Company issued 211,765 vested shares on December 30, 2011. The total fair value of the common stock was $18,848 based on the closing price of the Company’s common stock on the date of grant. Mr. Heumiller resigned on January 1, 2012 and the remaining unvested shares were forfeited.

On August 26, 2011, the Company’s Board of Directors granted the issuance of 100,000 shares of restricted common stock to Peter Heumiller, the Company’s former President and COO as a compensation bonus. The total fair value of the common stock was $8,000 based on the closing price of the Company’s common stock on the date of grant.

On August 26, 2011 the Company’s Board of Directors granted the issuance of 897,500 shares of restricted common stock to the Company’s CEO as payment on accrued compensation. The total fair value of the common stock was $71,800 based on the closing price of the Company’s common stock on the date of grant.

On August 26, 2011, the Company’s Board of Directors granted the issuance of 25,000 shares of restricted common stock to an independent contractor for business development services provided. The total fair value of the common stock was $2,000 based on the closing price of the Company’s common stock on the date of grant.

On August 26, 2011, the Company’s Board of Directors granted the issuance of 35,000 shares of restricted common stock to an independent contractor for business development services provided. The total fair value of the common stock was $2,800 based on the closing price of the Company’s common stock on the date of grant.

On August 26, 2011, the Company’s Board of Directors granted the issuance of 25,000 shares of restricted common stock to an independent contractor for merchandise and product sales & services provided. The total fair value of the common stock was $2,000 based on the closing price of the Company’s common stock on the date of grant.

On August 26, 2011, the Company’s Board of Directors granted the issuance of 25,000 shares of restricted common stock to an independent contractor for merchandise and product sales & services provided. The total fair value of the common stock was $2,000 based on the closing price of the Company’s common stock on the date of grant.

On August 26, 2011, the Company’s Board of Directors granted the issuance of 50,000 shares of free trading common stock to an independent contractor for accounting services provided. The total fair value of the common stock was $4,000 based on the closing price of the Company’s common stock on the date of grant.

On August 26, 2011, the Company’s Board of Directors granted 1,000,000 restricted shares of the Company’s common stock to an independent contractor as part of an investor relations program that includes developing nine areas of communications to bring awareness to the Company’s business, vesting in fifteen monthly increments. The total fair value of the common stock was $80,000 based on the closing price of the Company’s common stock on the date of grant, and is being amortized over the vesting period. The Company recognized $21,333 of public relations expense during the year ended December 31, 2011, with the issuance of 66,667 vested shares on September 26, 2011 and 266,667 vested shares on December 30, 2011.

On May 23, 2011, the Company’s Board of Directors granted the issuance of 65,000 shares of restricted common stock, along with a cash payment of $10,000 to a consultant to establish a series of events that will provide media content development opportunities. The total fair value of the common stock was $10,400 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on July 29, 2011.

On May 23, 2011, the Company’s Board of Directors granted the issuance of 65,000 shares of restricted common stock to a consultant to establish a series of events that will provide media content opportunities. The total fair value of the common stock was $10,400 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on July 29, 2011.

On May 23, 2011, the Company’s Board of Directors granted the issuance of 50,000 shares of restricted common stock to an independent contractor for business development services provided. The total fair value of the common stock was $8,000 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on July 29, 2011.

On April 20, 2011, the Company sold 869,565 shares of common stock, along with warrants to purchase 869,565 shares of common stock at $0.41 per share, exercisable over a 36 month term from the date of purchase to the Company’s CEO in exchange for total proceeds of $200,000 based on a $0.23 per share sales price. The Company’s closing stock price on the date of sale was $0.17 per share. The shares were subsequently issued on July 20, 2011.

On April 18, 2011, the Company’s Board of Directors granted the issuance of 50,000 shares of free trading common stock to an independent contractor for video production services provided. The total fair value of the common stock was $8,500 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on July 20, 2011.

On February 8, 2011, the Company’s Board of Directors issued 35,000 shares of restricted common stock to an independent contractor for video editing services provided. The total fair value of the common stock was $6,650 based on the closing price of the Company’s common stock on the date of grant.

On February 8, 2011, the Company’s Board of Directors issued 50,000 shares of restricted common stock to an employee as a bonus for administration services provided. The total fair value of the common stock was $9,500 based on the closing price of the Company’s common stock on the date of grant.

On February 8, 2011, the Company’s Board of Directors issued 35,000 shares of restricted common stock to an employee as a bonus for administration services provided. The total fair value of the common stock was $6,650 based on the closing price of the Company’s common stock on the date of grant.

On February 8, 2011, the Company’s Board of Directors issued 10,000 shares of restricted common stock to an employee as a bonus for administration services provided. The total fair value of the common stock was $1,900 based on the closing price of the Company’s common stock on the date of grant.

On February 8, 2011, the Company’s Board of Directors issued 15,000 shares of restricted common stock to an independent contractor for video production services provided. The total fair value of the common stock was $2,850 based on the closing price of the Company’s common stock on the date of grant.

On February 8, 2011, the Company’s Board of Directors issued 90,000 shares of restricted common stock to the Company’s major vendor in satisfaction for video production services provided. The total fair value of the common stock was $17,100 based on the closing price of the Company’s common stock on the date of grant.

On February 8, 2011, the Company’s Board of Directors issued 25,000 shares of free trading common stock to an independent contractor for office support services provided. The total fair value of the common stock was $4,750 based on the closing price of the Company’s common stock on the date of grant.

On February 8, 2011, the Company’s Board of Directors granted the issuance of 105,000 shares of free trading common stock to an independent contractor for video production services provided. The total fair value of the common stock was $19,950 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on April 20, 2011.

On February 8, 2011, the Company’s Board of Directors granted the issuance of 20,000 shares of free trading common stock to an independent contractor for video production services provided. The total fair value of the common stock was $3,800 based on the closing price of the Company’s common stock on the date of grant. The shares were subsequently issued on April 20, 2011.

Common Stock Cancellations (2012)

On May 16, 2012, the Company cancelled 361,765 shares for non-performance of services commensurate with the departure of one of the Company’s Officers.

Common Stock Cancellations (2011)

On August 26, 2011, the Company cancelled 1,500,000 shares for non-performance of services.

On August 26, 2011, the Company cancelled 15,000 shares for non-performance of services.

On August 26, 2011, the Company cancelled 75,000 shares for non-performance of services.

Note 12 - Warrants and Options	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Note 12 - Warrants And Options
Note 12 - Warrants and Options

Options Granted

On January 8, 2013, the Company’s Board of Directors granted 300,000 fully vested common stock options as compensation for service on the Board of Directors in 2013 to one of its directors. The options are exercisable until January 8, 2017 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 177% and a call option value of $0.0368, was $11,048.

On January 8, 2013, the Company’s Board of Directors granted 100,000 fully vested common stock options as compensation for service on the Board of Directors in 2013 to one of its directors. The options are exercisable until January 8, 2017 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 177% and a call option value of $0.0368, was $3,683.

On January 8, 2013, the Company’s Board of Directors granted 250,000 fully vested common stock options as compensation for service on the Board of Directors in 2013 to one of its directors. The options are exercisable until January 8, 2017 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 177% and a call option value of $0.0368, was $9,206.

On January 8, 2013, the Company’s Board of Directors granted 500,000 fully vested common stock options as compensation for services to a consultant. The options are exercisable until January 8, 2017 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 177% and a call option value of $0.0368, was $18,413.

Warrants Granted

No warrants were granted during the six months ended June 30, 2013.

Options Expired

On January 9, 2013, a total of 750,000 options amongst five option holders expired.

On March 1, 2013, a total of 375,000 options amongst four option holders expired.

Warrants Expired

On various dates between March 1, 2013 and March 23, 2013, a total of 1,400,000 warrants expired.

On various dates between April 1, 2013 and June 10, 2013, a total of 1,360,000 warrants expired.

Options and Warrants Exercised

No options or warrants were exercised during the six months ended June 30, 2013.

Common Stock Options Granted (2012)

On February 29, 2012 the Company’s Board of Directors granted 150,000 cashless stock options as compensation for business development services to a consultant. The options are exercisable until February 28, 2015 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 207% and a call option value of $0.0560, was $8,404.

On February 29, 2012 the Company’s Board of Directors granted 300,000 cashless stock options as compensation for service on the Board of Directors to one of its directors. The options are exercisable until February 28, 2015 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 207% and a call option value of $0.0560, was $16,807.

Common Stock Options Granted (2011)

On September 22, 2011, the Company’s Board of Directors granted Mr. Chachko common stock options to purchase shares of the Company’s common stock over a five year term in the amounts and at the exercise prices set forth below, which vest as follows subject to Mr. Chachko’s continued service to the Company:

-	275,000 shares at the exercise price of price of $0.11 per share (the per share closing price on the day of grant), vesting in six equal monthly installments from the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.0925, was $25,433;
-	225,000 shares at the exercise price of $0.14 per share, vesting in 12 equal monthly installments from the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.914, was $20,568;
-	167,000 shares at the exercise price of price of $0.20 per share, vesting in 18 equal monthly installments from the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.0894, was $14,926;
-	166,000 shares at the exercise price of price of $0.20 per share, vesting in 12 equal monthly installments from the Grant Date; provided, however, that the exercise of this Option is subject to the Company receiving financing of not less than $1,000,000 within 18 months after the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.0880, was $14,614; and
-	166,000 shares at the exercise price of price of $0.25 per share, vesting in 12 equal monthly installments from the Grant Date; provided, however, that this Option is exercisable only if the moving average of the Company's per share price is $0.25 or more for any six-month period after the first six months following the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.0857, was $14,233.

The total fair value of the common stock options was $89,774, and was amortized over the vesting periods. The Company recognized $22,043 of compensation expense during the year ended December 31, 2011. Mr. Chachko resigned on January 11, 2012 and the options were forfeited unexercised.

On August 26, 2011, the Company’s Board of Directors granted fully vested cashless common stock options to purchase 100,000 shares of the Company’s common stock to Peter Heumiller, the Company’s former President and COO as a compensation bonus. The options are exercisable until August 26, 2013 at an exercise price of $0.15 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 172% and a call option value of $0.0387, was $3,871.

On August 26, 2011 the Company’s Board of Directors granted 240,000 stock options to a consultant as compensation for business development services. The options are exercisable until August 26, 2014 at an exercise price of $0.25 per share. The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 172% and a call option value of $0.0419, was $10,062.

On August 26, 2011 the Company’s Board of Directors granted 75,000 stock options to a consultant as compensation for business development services. The options are exercisable until August 26, 2013 at an exercise price of $0.25 per share. The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 172% and a call option value of $0.0304, was $2,277.

On August 26, 2011 the Company’s Board of Directors granted 50,000 cashless stock options to an employee as a compensation bonus for services provided. The options are exercisable until August 26, 2013 at an exercise price of $0.15 per share. The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 172% and a call option value of $0.0387, was $1,936.

On August 26, 2011 the Company’s Board of Directors granted 25,000 cashless stock options to an employee as a compensation bonus for services provided. The options are exercisable until August 26, 2013 at an exercise price of $0.15 per share. The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 172% and a call option value of $0.0387, was $968.

On March 2, 2011, the Company’s Board of Directors granted Mr. Heumiller common stock options to purchase 1,200,000 shares of the Company’s common stock at an exercise price of $0.25 per share (the “Option”), vesting in 1/24th monthly increments over the two year term of the employment agreement. The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 194% and a call option value of $0.1467, was $175,993, and was amortized over the life of the options. The Company recognized $73,330 of compensation expense during the year ended December 31, 2011. Mr. Heumiller resigned on January 1, 2012 and the options subsequently terminated unexercised.

On February 8, 2011 the Company’s Board of Directors granted 100,000 cashless stock options to the Company’s CEO as compensation for services to be performed on the Board of Directors in 2011. The options are exercisable until February 8, 2014 at an exercise price of $0.25 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 200% and a call option value of $0.1423, was $14,229.

On February 8, 2011 the Company’s Board of Directors granted 100,000 cashless stock options to the Company’s President of Programming as compensation for services to be performed on the Board of Directors in 2011. The options are exercisable until February 8, 2014 at an exercise price of $0.25 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 200% and a call option value of $0.1423, was $14,229.

On February 8, 2011 the Company’s Board of Directors granted 100,000 cashless stock options as compensation for service on the Board of Directors in 2011 to one of its directors. The options are exercisable until February 8, 2014 at an exercise price of $0.25 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 200% and a call option value of $0.1423, was $14,229.

On February 8, 2011 the Company’s Board of Directors granted 100,000 cashless stock options as compensation for service on the Board of Directors in 2011 to one of its directors. The options are exercisable until February 8, 2014 at an exercise price of $0.25 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 200% and a call option value of $0.1423, was $14,229.

Common Stock Options Cancelled (2012)

A total of 2,299,000 options were forfeited and cancelled with the departure of two of the Company’s Directors and one of its Officers during the year ended December 31, 2012.

Common Stock Options Cancelled (2011)

No options or were cancelled during the year ended December 31, 2011.

Common Stock Options Expired (2012)

During the year ended December 31, 2012, a total of 1,100,000 options that were outstanding as of December 31, 2011 expired. The expiration of the options had no impact on the current period operations.

Common Stock Options Expired (2011)

During the year ended December 31, 2011, a total of 1,075,000 options that were outstanding as of December 31, 2010 expired. The expiration of the options and warrants had no impact on the current period operations.

Common Stock Options Exercised

No options were exercised during the years ended December 31, 2012 and 2011.

The following is a summary of information about the Common Stock Options outstanding at December 31, 2012.

Shares Underlying
Shares Underlying Options Outstanding				Options Exercisable

Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Options	Contractual	Exercise	Options	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.08 – $0.25	6,415,000	0.96 years	$0.18	6,415,000	$0.18

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31,	December 31,
	2012	2011

Average risk-free interest rates	0.30%	0.46%
Average expected life (in years)	1.50	1.90
Volatility	207%	197%

The Black-Scholes option pricing model was developed for use in estimating the fair value of short-term traded options that have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including expected stock price volatility. Because the Company’s common stock options have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion the existing models do not necessarily provide a reliable single measure of the fair value of its common stock options. During 2012 and 2011, there were no options granted with an exercise price below the fair value of the underlying stock at the grant date.

The weighted average fair value of options granted with exercise prices at the current fair value of the underlying stock during the years ended December 31, 2012 and 2011 was approximately $0.08 and $0.22 per option, respectively.

The following is a summary of activity of outstanding common stock options:

		Weighted
		Average
	Number	Exercise
	of Shares	Price

Balance, December 31, 2010	7,350,000	$0.19
Options expired	(1,075,000)	(0.19)
Options cancelled	–	–
Options granted	3,089,000	0.22
Options exercised	–	–

Balance, December 31, 2011	9,364,000	0.19
Options expired	(1,100,000)	(0.19)
Options cancelled	(2,299,000)	(0.21)
Options granted	450,000	0.08
Options exercised	–	–

Balance, December 31, 2012	6,415,000	$0.18

Exercisable, December 31, 2012	6,415,000	$0.18

The Company expensed $25,211 and $171,403 from the amortization of common stock options during the years ended December 31, 2012 and 2011, respectively.

Note 13 - Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Note 13 - Income Taxes

The Company accounts for income taxes under FASB ASC 740-10, which requires use of the liability method. FASB ASC 740-10-25 provides that deferred tax assets and liabilities are recorded based on the differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes, referred to as temporary differences.

For the six months ended June 30, 2013 and the year ended December 31, 2012, the Company incurred a net operating loss and, accordingly, no provision for income taxes has been recorded. In addition, no benefit for income taxes has been recorded due to the uncertainty of the realization of any tax assets. At June 30, 2013, the Company had approximately $14,530,000 of federal net operating losses. The net operating loss carry forwards, if not utilized, will begin to expire in 2025.

The components of the Company’s deferred tax asset are as follows:

	June 30,	December 31,
	2013	2012
Deferred tax assets:
Net operating loss carry forwards	$5,085,500	$4,515,000

Net deferred tax assets before valuation allowance	5,085,500	4,515,000
Less: Valuation allowance	(5,085,500)	(4,515,000)
Net deferred tax assets	$–	$–

Based on the available objective evidence, including the Company’s history of its loss, management believes it is more likely than not that the net deferred tax assets will not be fully realizable. Accordingly, the Company provided for a full valuation allowance against its net deferred tax assets at June 30, 2013 and December 31, 2012, respectively.

A reconciliation between the amounts of income tax benefit determined by applying the applicable U.S. and State statutory income tax rate to pre-tax loss is as follows:

	June 30,	December 31,
	2013	2012

Federal and state statutory rate	35%	35%
Change in valuation allowance on deferred tax assets	(35%)	(35%)

In accordance with FASB ASC 740, the Company has evaluated its tax positions and determined there are no uncertain tax positions.

The Company accounts for income taxes under FASB ASC 740-10, which requires use of the liability method. FASB ASC 740-10-25 provides that deferred tax assets and liabilities are recorded based on the differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes, referred to as temporary differences.

For the years ended December 31, 2012 and 2011, the Company incurred a net operating loss and, accordingly, no provision for income taxes has been recorded. In addition, no benefit for income taxes has been recorded due to the uncertainty of the realization of any tax assets. At December 31, 2012, the Company had approximately $13,777,000 of federal net operating losses. The net operating loss carry forwards, if not utilized, will begin to expire in 2025.

The components of the Company’s deferred tax asset are as follows:

	December 31,
	2012	2011
Deferred tax assets:
Net operating loss carry forwards	$4,821,950	$4,515,000

Net deferred tax assets before valuation allowance	$4,821,950	$4,515,000
Less: Valuation allowance	(4,821,950	(4,515,000)
Net deferred tax assets	$–	$–

Based on the available objective evidence, including the Company’s history of its loss, management believes it is more likely than not that the net deferred tax assets will not be fully realizable. Accordingly, the Company provided for a full valuation allowance against its net deferred tax assets at December 31, 2012 and 2011, respectively.

A reconciliation between the amounts of income tax benefit determined by applying the applicable U.S. and State statutory income tax rate to pre-tax loss is as follows:

	December 31,
	2012	2011

Federal and state statutory rate	35%	35%
Change in valuation allowance on deferred tax assets	(35%)	(35%)

In accordance with FASB ASC 740, the Company has evaluated its tax positions and determined there are no uncertain tax positions.

Note 14 - Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Note 14 - Subsequent Events

Convertible Debentures

On July 30, 2013, the Company issued a $25,500 convertible promissory note to Asher Enterprises, Inc. in exchange for net proceeds of $23,000. The unsecured $35,000 convertible promissory note originated on July 30, 2013, carries an 8% interest rate (“Eighth Asher Note”), and matures on May 1, 2014. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to thirty five percent (35%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ninety (90) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company paid a debt issuance cost of $2,500 that is being amortized on the straight line method, which approximates the effective interest method, over the life of the loan.

On July 5, 2013, the Company and Dutchess Opportunity Fund II, LP (“Dutchess”) amended the Investment Agreement dated November 7, 2012 to (1) set the Suspension Price at one cent ($0.01) per share, and (2) clarify that the Investment Agreement cannot be assigned. As of the date of this filing, the Company has not received any funds under this agreement.

Common Stock Offerings

On July 1, 2013, the Company sold 300,000 shares of its common stock and an equal number of warrants, exercisable at $0.08 per share over an eighteen month period pursuant to a unit offering in exchange for total proceeds of $6,000. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

Common Stock Issuances for Debt Conversions

On August 9, 2013, the Company issued 2,937,500 shares of common stock pursuant to the conversion of $18,800, consisting of $17,500 of outstanding principal and $1,300 of accrued interest, on the Fourth Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

Director Appointment

On January 8, 2013, Mr. Jim Bates was appointed to the Company’s Board of Directors.

Convertible Debenture Proceeds and Repayments

The Company repaid $1,000 on each date of February 6, 2013 and March 11, 2013 on the Dutchess Capital Note. The Company then repaid the remaining $33,000 outstanding on March 14, 2013, and the convertible promissory note was subsequently cancelled as paid in full.

On March 13, 2013, the Company received net proceeds of $55,000 in exchange for a non-interest bearing, unsecured convertible promissory note with a face value of $60,500 (“First JMJ Note”), which matures on March 12, 2014, as part of a larger financing agreement that enables the Company to draw total proceeds of $400,000 at the discretion of the lender. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to sixty five percent (65%) of the lowest trading price of the Company’s common stock over the twenty five (25) trading days prior to the conversion request date. The note carries a one-time twelve percent (12%) of principal interest charge in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company must at all times reserve at least 35 million shares of common stock for potential conversions.

On February 19, 2013, the Company received $42,500 in exchange for an unsecured convertible promissory note that carries an 8% interest rate (“Sixth Asher Note”), which matures on November 21, 2013. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to fifty five percent (55%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company paid a debt issuance cost of $2,500 that is being amortized on the straight line method, which approximates the effective interest method, over the life of the loan.

On January 11, 2013, the Company received $35,000 in exchange for an unsecured convertible promissory note that carries an 8% interest rate (“Fifth Asher Note”), which matures on September 16, 2013. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to fifty eight percent (58%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company paid a debt issuance cost of $2,500 that is being amortized on the straight line method, which approximates the effective interest method, over the life of the loan.

Common Stock Issuances for Debt Conversions

On April 3, 2013, the Company issued 925,925 shares of common stock pursuant to the conversion of $10,000 of outstanding principal on the Continental Equities Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On March 25, 2013, the Company issued 657,894 shares of common stock pursuant to the conversion of $5,000 of outstanding principal on the Continental Equities Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On March 25, 2013, the Company issued 1,973,684 shares of common stock pursuant to the conversion of $15,000 of outstanding principal on the Third Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On March 13, 2013, the Company issued 1,967,213 shares of common stock pursuant to the conversion of $12,000 of outstanding principal on the Third Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On March 1, 2013, the Company issued 925,925 shares of common stock pursuant to the conversion of $10,000 of outstanding principal on the Continental Equities Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On February 19, 2013, the Company issued 2,162,162 shares of common stock pursuant to the conversion of $24,000 of convertible debt, consisting of $22,500 of principal and $1,500 of accrued and unpaid interest, on the Second Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On February 5, 2013, the Company issued 914,634 shares of common stock pursuant to the conversion of $15,000 of outstanding principal on the Second Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On January 16, 2013, the Company issued 516,000 shares of common stock pursuant to the conversion of $10,320 of convertible debt, consisting of $8,000 of principal and $2,320 of accrued and unpaid interest, on the First Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

On January 2, 2013, the Company issued 717,703 shares of common stock pursuant to the conversion of $15,000 of outstanding principal on the First Asher Note. The note was converted in accordance with the conversion terms; therefore no gain or loss has been recognized.

Common Stock Issuances for Services

On March 13, 2013, the Company issued 600,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $13,200 based on the closing price of the Company’s common stock on the date of grant.

On February 19, 2013, the Company granted 200,000 shares of restricted common stock to a consultant for website development services provided. The total fair value of the common stock was $4,400 based on the closing price of the Company’s common stock on the date of grant.

On January 8, 2013, the Company issued 300,000 shares of free trading common stock for professional services provided. The total fair value of the common stock was $15,000 based on the closing price of the Company’s common stock on the date of grant.

On January 8, 2013, the Company granted 50,000 shares of restricted common stock to a consultant for video production services provided. The total fair value of the common stock was $2,500 based on the closing price of the Company’s common stock on the date of grant.

On January 8, 2013, the Company granted 50,000 shares of restricted common stock to a consultant for Information Technology services provided. The total fair value of the common stock was $2,500 based on the closing price of the Company’s common stock on the date of grant.

On January 8, 2013, the Company issued 150,000 shares of restricted common stock for consulting services provided to one of our Directors. The total fair value of the common stock was $7,500 based on the closing price of the Company’s common stock on the date of grant.

On January 8, 2013, the Company issued 620,000 shares of common stock to its CEO for unpaid compensation. The total fair value of the common stock was $31,000 based on the closing price of the Company’s common stock on the date of grant.

On January 8, 2013, the Company issued 760,000 shares of common stock to its President of Programming for unpaid compensation. The total fair value of the common stock was $38,000 based on the closing price of the Company’s common stock on the date of grant.

On January 7, 2013, the Company issued 142,000 shares of restricted common stock for professional services provided. The total fair value of the common stock was $5,680 based on the closing price of the Company’s common stock on the date of grant.

Common Stock Option Issuances

On January 8, 2013, the Company’s Board of Directors granted 300,000 fully vested common stock options as compensation for service on the Board of Directors in 2013 to one of its directors. The options are exercisable until January 8, 2017 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 177% and a call option value of $0.0368, was $11,048.

On January 8, 2013, the Company’s Board of Directors granted 100,000 fully vested common stock options as compensation for service on the Board of Directors in 2013 to one of its directors. The options are exercisable until January 8, 2017 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 177% and a call option value of $0.0368, was $3,683.

On January 8, 2013, the Company’s Board of Directors granted 250,000 fully vested common stock options as compensation for service on the Board of Directors in 2013 to one of its directors. The options are exercisable until January 8, 2017 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 177% and a call option value of $0.0368, was $9,206.

On January 8, 2013, the Company’s Board of Directors granted 500,000 fully vested common stock options as compensation for services to a consultant. The options are exercisable until January 8, 2017 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 177% and a call option value of $0.0368, was $18,413.

Common Stock Options Expired

On January 9, 2013, a total of 750,000 options amongst five option holders expired.

On March 1, 2013, a total of 375,000 options amongst four option holders expired.

December 2012 Note 5 - Note Receivable	6 Months Ended
Jun. 30, 2013
Receivables [Abstract]
Note 5 - Note Receivable (December 2012)

On March 23, 2011 and April 20, 2011 we loaned $19,000 and $1,000, respectively, to iCandy, Inc. (“ICI”) on an unsecured convertible promissory note carrying a 6% interest rate, maturing on May 11, 2012. In accordance with ASC 310-10-35-17, we applied normal loan review procedures and determined it was probable all amounts due from our loan would not be collected due to the financial condition of the debtor. As a result, we recognized impairment bad debts expense of $20,000 during the year ended December 31, 2011. On November 1, 2012, the Company elected to convert the total note receivable of $22,477, consisting of $20,000 of principal and $2,477 of interest receivable in exchange for an additional 7.5% ownership interest in ICI, and 7.5% interest in iCandy Burlesque, Inc. (“ICB”) as disclosed in Note 6 below.

December 2012 Note 13 - Common Stock Options	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Note 13 - Common Stock Options

Options Granted

On January 8, 2013, the Company’s Board of Directors granted 300,000 fully vested common stock options as compensation for service on the Board of Directors in 2013 to one of its directors. The options are exercisable until January 8, 2017 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 177% and a call option value of $0.0368, was $11,048.

On January 8, 2013, the Company’s Board of Directors granted 100,000 fully vested common stock options as compensation for service on the Board of Directors in 2013 to one of its directors. The options are exercisable until January 8, 2017 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 177% and a call option value of $0.0368, was $3,683.

On January 8, 2013, the Company’s Board of Directors granted 250,000 fully vested common stock options as compensation for service on the Board of Directors in 2013 to one of its directors. The options are exercisable until January 8, 2017 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 177% and a call option value of $0.0368, was $9,206.

On January 8, 2013, the Company’s Board of Directors granted 500,000 fully vested common stock options as compensation for services to a consultant. The options are exercisable until January 8, 2017 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 177% and a call option value of $0.0368, was $18,413.

Warrants Granted

No warrants were granted during the six months ended June 30, 2013.

Options Expired

On January 9, 2013, a total of 750,000 options amongst five option holders expired.

On March 1, 2013, a total of 375,000 options amongst four option holders expired.

Warrants Expired

On various dates between March 1, 2013 and March 23, 2013, a total of 1,400,000 warrants expired.

On various dates between April 1, 2013 and June 10, 2013, a total of 1,360,000 warrants expired.

Options and Warrants Exercised

No options or warrants were exercised during the six months ended June 30, 2013.

Common Stock Options Granted (2012)

On February 29, 2012 the Company’s Board of Directors granted 150,000 cashless stock options as compensation for business development services to a consultant. The options are exercisable until February 28, 2015 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 207% and a call option value of $0.0560, was $8,404.

On February 29, 2012 the Company’s Board of Directors granted 300,000 cashless stock options as compensation for service on the Board of Directors to one of its directors. The options are exercisable until February 28, 2015 at an exercise price of $0.08 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 207% and a call option value of $0.0560, was $16,807.

Common Stock Options Granted (2011)

On September 22, 2011, the Company’s Board of Directors granted Mr. Chachko common stock options to purchase shares of the Company’s common stock over a five year term in the amounts and at the exercise prices set forth below, which vest as follows subject to Mr. Chachko’s continued service to the Company:

-	275,000 shares at the exercise price of price of $0.11 per share (the per share closing price on the day of grant), vesting in six equal monthly installments from the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.0925, was $25,433;
-	225,000 shares at the exercise price of $0.14 per share, vesting in 12 equal monthly installments from the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.914, was $20,568;
-	167,000 shares at the exercise price of price of $0.20 per share, vesting in 18 equal monthly installments from the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.0894, was $14,926;
-	166,000 shares at the exercise price of price of $0.20 per share, vesting in 12 equal monthly installments from the Grant Date; provided, however, that the exercise of this Option is subject to the Company receiving financing of not less than $1,000,000 within 18 months after the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.0880, was $14,614; and
-	166,000 shares at the exercise price of price of $0.25 per share, vesting in 12 equal monthly installments from the Grant Date; provided, however, that this Option is exercisable only if the moving average of the Company's per share price is $0.25 or more for any six-month period after the first six months following the Grant Date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 173% and a call option value of $0.0857, was $14,233.

The total fair value of the common stock options was $89,774, and was amortized over the vesting periods. The Company recognized $22,043 of compensation expense during the year ended December 31, 2011. Mr. Chachko resigned on January 11, 2012 and the options were forfeited unexercised.

On August 26, 2011, the Company’s Board of Directors granted fully vested cashless common stock options to purchase 100,000 shares of the Company’s common stock to Peter Heumiller, the Company’s former President and COO as a compensation bonus. The options are exercisable until August 26, 2013 at an exercise price of $0.15 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 172% and a call option value of $0.0387, was $3,871.

On August 26, 2011 the Company’s Board of Directors granted 240,000 stock options to a consultant as compensation for business development services. The options are exercisable until August 26, 2014 at an exercise price of $0.25 per share. The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 172% and a call option value of $0.0419, was $10,062.

On August 26, 2011 the Company’s Board of Directors granted 75,000 stock options to a consultant as compensation for business development services. The options are exercisable until August 26, 2013 at an exercise price of $0.25 per share. The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 172% and a call option value of $0.0304, was $2,277.

On August 26, 2011 the Company’s Board of Directors granted 50,000 cashless stock options to an employee as a compensation bonus for services provided. The options are exercisable until August 26, 2013 at an exercise price of $0.15 per share. The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 172% and a call option value of $0.0387, was $1,936.

On August 26, 2011 the Company’s Board of Directors granted 25,000 cashless stock options to an employee as a compensation bonus for services provided. The options are exercisable until August 26, 2013 at an exercise price of $0.15 per share. The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 172% and a call option value of $0.0387, was $968.

On March 2, 2011, the Company’s Board of Directors granted Mr. Heumiller common stock options to purchase 1,200,000 shares of the Company’s common stock at an exercise price of $0.25 per share (the “Option”), vesting in 1/24th monthly increments over the two year term of the employment agreement. The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 194% and a call option value of $0.1467, was $175,993, and was amortized over the life of the options. The Company recognized $73,330 of compensation expense during the year ended December 31, 2011. Mr. Heumiller resigned on January 1, 2012 and the options subsequently terminated unexercised.

On February 8, 2011 the Company’s Board of Directors granted 100,000 cashless stock options to the Company’s CEO as compensation for services to be performed on the Board of Directors in 2011. The options are exercisable until February 8, 2014 at an exercise price of $0.25 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 200% and a call option value of $0.1423, was $14,229.

On February 8, 2011 the Company’s Board of Directors granted 100,000 cashless stock options to the Company’s President of Programming as compensation for services to be performed on the Board of Directors in 2011. The options are exercisable until February 8, 2014 at an exercise price of $0.25 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 200% and a call option value of $0.1423, was $14,229.

On February 8, 2011 the Company’s Board of Directors granted 100,000 cashless stock options as compensation for service on the Board of Directors in 2011 to one of its directors. The options are exercisable until February 8, 2014 at an exercise price of $0.25 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 200% and a call option value of $0.1423, was $14,229.

On February 8, 2011 the Company’s Board of Directors granted 100,000 cashless stock options as compensation for service on the Board of Directors in 2011 to one of its directors. The options are exercisable until February 8, 2014 at an exercise price of $0.25 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 200% and a call option value of $0.1423, was $14,229.

Common Stock Options Cancelled (2012)

A total of 2,299,000 options were forfeited and cancelled with the departure of two of the Company’s Directors and one of its Officers during the year ended December 31, 2012.

Common Stock Options Cancelled (2011)

No options or were cancelled during the year ended December 31, 2011.

Common Stock Options Expired (2012)

During the year ended December 31, 2012, a total of 1,100,000 options that were outstanding as of December 31, 2011 expired. The expiration of the options had no impact on the current period operations.

Common Stock Options Expired (2011)

During the year ended December 31, 2011, a total of 1,075,000 options that were outstanding as of December 31, 2010 expired. The expiration of the options and warrants had no impact on the current period operations.

Common Stock Options Exercised

No options were exercised during the years ended December 31, 2012 and 2011.

The following is a summary of information about the Common Stock Options outstanding at December 31, 2012.

Shares Underlying
Shares Underlying Options Outstanding				Options Exercisable

Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Options	Contractual	Exercise	Options	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.08 – $0.25	6,415,000	0.96 years	$0.18	6,415,000	$0.18

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31,	December 31,
	2012	2011

Average risk-free interest rates	0.30%	0.46%
Average expected life (in years)	1.50	1.90
Volatility	207%	197%

The Black-Scholes option pricing model was developed for use in estimating the fair value of short-term traded options that have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including expected stock price volatility. Because the Company’s common stock options have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion the existing models do not necessarily provide a reliable single measure of the fair value of its common stock options. During 2012 and 2011, there were no options granted with an exercise price below the fair value of the underlying stock at the grant date.

The weighted average fair value of options granted with exercise prices at the current fair value of the underlying stock during the years ended December 31, 2012 and 2011 was approximately $0.08 and $0.22 per option, respectively.

The following is a summary of activity of outstanding common stock options:

		Weighted
		Average
	Number	Exercise
	of Shares	Price

Balance, December 31, 2010	7,350,000	$0.19
Options expired	(1,075,000)	(0.19)
Options cancelled	–	–
Options granted	3,089,000	0.22
Options exercised	–	–

Balance, December 31, 2011	9,364,000	0.19
Options expired	(1,100,000)	(0.19)
Options cancelled	(2,299,000)	(0.21)
Options granted	450,000	0.08
Options exercised	–	–

Balance, December 31, 2012	6,415,000	$0.18

Exercisable, December 31, 2012	6,415,000	$0.18

The Company expensed $25,211 and $171,403 from the amortization of common stock options during the years ended December 31, 2012 and 2011, respectively.

December 2012 Note 14 - Series B Preferred Stock Warrants	12 Months Ended
Dec. 31, 2012
December 2012 Note 14 - Series B Preferred Stock Warrants
Note 14 - Series B Preferred Stock Warrants

The Series B preferred stock warrants are exercisable into shares of Series B preferred stock, which in turn is convertible at the option of the holder into shares of common stock at an initial ratio of one share of series B preferred stock into one share of common stock (1:1), as adjusted for the dilutive effects of additional stock subsequent to the original issuance of the series B shares on December 17, 2010 as disclosed in more detail within Note 12. As of March 31, 2013, the Series B warrants were convertible into shares of Series B convertible stock, which is convertible into 5,544,702 shares of common stock.

Series B Preferred Stock Warrants Granted

No series B preferred stock warrants were granted during the years ended December 31, 2012 and 2011.

Series B Preferred Stock Warrants Cancelled

No series B preferred stock warrants were cancelled during the years ended December 31, 2012 and 2011.

Series B Preferred Stock Warrants Expired

No series B preferred stock warrants were expired during the years ended December 31, 2012 and 2011.

Series B Preferred Stock Warrants Exercised

No series B preferred stock warrants were exercised during the years ended December 31, 2012 and 2011.

The following is a summary of information about the Series B Preferred Stock Warrants outstanding at December 31, 2012.

Shares Underlying
Shares Underlying Warrants Outstanding				Warrants Exercisable

Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.41	4,349,339	1 year	$0.41	-0-	$-0-

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31,	December 31,
	2012	2011

Average risk-free interest rates	0.99%	0.99%
Average expected life (in years)	1.5	1.5
Volatility	429%	429%

The Black-Scholes option pricing model was developed for use in estimating the fair value of short-term traded options that have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including expected stock price volatility. Because the Company’s series B preferred stock warrants have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion the existing models do not necessarily provide a reliable single measure of the fair value of its series B preferred stock warrants. During 2012 and 2011, there were no warrants granted with an exercise price below the fair value of the underlying stock at the grant date.

The weighted average fair value of warrants granted with exercise prices at the current fair value of the underlying stock during the years ended December 31, 2012 and 2011 was approximately $0.41 per warrant.

The following is a summary of activity of outstanding series B preferred stock warrants:

Weighted
Average
	Number	Exercise
	of Shares	Price

Balance, December 31, 2010	4,349,339	$0.41
Options expired	–	–
Options cancelled	–	–
Options granted	–	–
Options exercised	–	–

Balance, December 31, 2011	4,349,339	0.41
Options expired	–	–
Options cancelled	–	–
Options granted	–	–
Options exercised	–	–

Balance, December 31, 2012	4,349,339	$0.41

Exercisable, December 31, 2012	4,349,339	$0.41

December 2012 Note 15 - Common Stock Warrants	12 Months Ended
Dec. 31, 2012
December 2012 Note 15 - Common Stock Warrants
Note 15 - Common Stock Warrants

Common Stock Warrants Granted (2012)

On August 9, 2012 the Company issued warrants to purchase 200,000 shares at $0.18 per share, exercisable for 60 months in exchange for cash proceeds of $50,000 received pursuant to a convertible debenture. The proceeds received were allocated between the debenture and warrants on a relative fair value basis. The fair value of the common stock warrants using the Black-Scholes option-pricing model is $18,452, or $0.0923 per share, based on 169% volatility and a 0.74% risk-free interest rate.

On April 20, 2012, the Company granted 120,000 warrants, exercisable at $0.15 per share over a three year period as part of the sale of a unit offering, including the sale of 120,000 shares of common stock, in exchange for total proceeds of $12,000 received from the Company’s CEO. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The fair value of the common stock warrants using the Black-Scholes option-pricing model is $5,810, or $0.0484 per share, based on 176% volatility and a 0.40% risk-free interest rate.

On February 14, 2012 the Company issued warrants to purchase 80,000 shares at $0.15 per share, exercisable for 36 months in exchange for cash proceeds of $8,000 from the Company’s CEO in conjunction with the sale of 80,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The fair value of the common stock warrants using the Black-Scholes option-pricing model is $5,870, or $0.0734 per share, based on 168% volatility and a 0.40% risk-free interest rate.

On January 15, 2012 the Company issued warrants to purchase 250,000 shares at $0.15 per share, exercisable for 36 months in exchange for cash proceeds of $25,000 in conjunction with the sale of 250,000 shares of common stock. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The fair value of the common stock warrants using the Black-Scholes option-pricing model is $17,968, or $0.0719 per share, based on 163% volatility and a 0.34% risk-free interest rate.

Common Stock Warrants Granted (2011)

On April 20, 2011 the Company sold 869,565 shares of common stock, along with warrants to purchase 869,565 shares of common stock at $0.41 per share, exercisable over a 36 month term from the date of purchase to the Company’s CEO in exchange for total proceeds of $200,000 based on a $0.23 per share sales price. The Company’s closing stock price on the date of sale was $0.17 per share. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

Common Stock Warrants Cancelled

No warrants were cancelled during the years ended December 31, 2012 and 2011.

Common Stock Warrants Expired (2012)

During the year ended December 31, 2012, a total of 2,407,780 warrants that were outstanding as of December 31, 2011 expired. The expiration of the warrants had no impact on the current period operations.

Common Stock Warrants Expired (2011)

During the year ended December 31, 2011, a total of 120,000 warrants that were outstanding as of December 31, 2010 expired. The expiration of the warrants had no impact on the current period operations.

Common Stock Warrants Exercised

No warrants were exercised during the years ended December 31, 2012 and 2011.

The following is a summary of information about the Common Stock Warrants outstanding at December 31, 2012.

Shares Underlying
Shares Underlying Warrants Outstanding				Warrants Exercisable

Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.15 - $1.00	4,794,565	0.85 years	$0.33	4,794,565	$0.33

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31,	December 31,
	2012	2011

Average risk-free interest rates	0.47%	0.46%
Average expected life (in years)	3.50	1.90
Volatility	169%	197%

The Black-Scholes option pricing model was developed for use in estimating the fair value of short-term traded options that have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including expected stock price volatility. Because the Company’s common stock warrants have characteristics significantly different from those of traded options and because changes in the subjective input assumptions can materially affect the fair value estimate, in management’s opinion the existing models do not necessarily provide a reliable single measure of the fair value of its common stock warrants. During 2012 and 2011, there were no warrants granted with an exercise price below the fair value of the underlying stock at the grant date.

The weighted average fair value of warrants granted with exercise prices at the current fair value of the underlying stock during the years ended December 31, 2012 and 2011 was approximately $0.16 and $0.41 per warrant, respectively.

The following is a summary of activity of outstanding common stock warrants:

		Weighted
		Average
	Number	Exercise
	of Shares	Price

Balance, December 31, 2010	5,972,780	$0.29
Warrants expired	(290,000)	(0.18)
Warrants cancelled	–	–
Warrants granted	869,565	0.41
Warrants exercised	–	–

Balance, December 31, 2011	6,552,345	0.31
Warrants expired	(2,407,780)	(0.23)
Warrants cancelled	–	–
Warrants granted	650,000	0.16
Warrants exercised	–	–

Balance, December 31, 2012	4,794,565	$0.33

Exercisable, December 31, 2012	4,794,565	$0.33

December 2012 Note 16 - Forgiveness of Debt	12 Months Ended
Dec. 31, 2012
December 2012 Note 16 - Forgiveness Of Debt
Note 16 - Forgiveness of Debt

The Company recognized debt forgiveness income in the total amount of $13,020 and $17,115 during the year ended December 31, 2012 and 2011, respectively, as presented in other income within the Statements of Operations.

On February 22, 2011, we settled a convertible promissory note in the original principal amount of $25,000 with a payment of $15,000. The note holder forgave the remaining $10,000 of principal and $4,641 of accrued interest. An additional $318 of accrued interest was forgiven from another lender whose principal debt balance was paid in full on December 17, 2010. Both of these debt settlements were included in the $17,115 debt forgiveness amount as presented in other income at December 31, 2011. All other debt forgiveness was derived from the settlement of trade payables and cash received as repayments of prior period compensation from our former president.

December 2012 Note 18 - Operating Lease	12 Months Ended
Dec. 31, 2012
December 2012 Note 18 - Operating Lease
Note 18 - Operating Lease

The Company leases its office facilities under a month to month, cancelable operating sublease agreement from one of its vendors that provide video production and editing services. The monthly rental amount under the agreement is $4,025. Lease expense totaled $48,300 and $33,615 during 2012 and 2011, respectively.

December 2012 Note 19 - Commitments	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Note 19 - Commitments

On October 10, 2005 the Company entered into a ten-year distribution agreement with Comcast Programming Development, Inc. (“Comcast”), an affiliated entity of Comcast Corporation. Pursuant to the terms of the agreement, Comcast will carry PNTV’s Gaming Channel on its Digital VOD Cable Platform, which will provide programming directly related to the gaming industry and targeting the existing approximately $70 billion market. The Company will own and operate 100% of the channel. Pursuant to the agreement, the Company formed a wholly owned subsidiary, Players Network on Demand. Comcast has the option to purchase up to 40% of the common stock in the subsidiary for fair market value beginning on April 10, 2007.

December 2012 Note 20 - Concentrations in Sales to Few Customers	12 Months Ended
Dec. 31, 2012
Concentration Risks, Types, No Concentration Percentage [Abstract]
Note 20 - Concentrations in Sales to Few Customers

The largest two customers accounted for 91% and 84% of revenues for the year ended December 31, 2012 and 2011, respectively, as well as, 100% of the Company’s accounts receivable balance at December 31, 2011. An adverse change in the Company’s relationship with these customers could negatively affect the Company’s revenues and their results of operations. One of these customers has received prepaid licensing fees in 2011 for the right to use certain audio/video content through approximately September 30, 2012. We currently have no agreements with them beyond that date, and don’t anticipate any further revenues from this Company.

December 2012 Note 21 - Company is Dependent on Few Major Suppliers	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 21 - Company is Dependent on Few Major Suppliers

The Company is dependent on third-party vendors for all of its video content production and services. In 2012 and 2011, purchases from the Company’s two largest vendors accounted for approximately 50% and 54% of direct operating costs, respectively. The Company is dependent on the ability of its vendors to provide services and content on a timely basis and on favorable pricing terms. The loss of certain suppliers could have a material adverse effect on the Company. The Company believes that its relationships with its suppliers are satisfactory.

Note 1 - Nature of Business and Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation

The interim condensed financial statements included herein, presented in accordance with United States generally accepted accounting principles and stated in US dollars, have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to not make the information presented misleading.

These statements reflect all adjustments, which in the opinion of management, are necessary for fair presentation of the information contained therein. Except as otherwise disclosed, all such adjustments are of a normal recurring nature. It is suggested that these interim condensed financial statements be read in conjunction with the financial statements of the Company for the year ended December 31, 2012 and notes thereto included in the Company's 10-K annual report. The Company follows the same accounting policies in the preparation of interim reports.

Reclassifications		Certain amounts in the prior periods presented have been reclassified to conform to the current period financial statement presentation.
Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Segment Reporting		Under FASB ASC 280-10-50, the Company operates as a single segment and will evaluate additional segment disclosure requirements as it expands its operations.
Fair Value of Financial Instruments

Under FASB ASC 820-10-05, the Financial Accounting Standards Board establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This Statement reaffirms that fair value is the relevant measurement attribute. The adoption of this standard did not have a material effect on the Company’s financial statements as reflected herein. The carrying amounts of cash, accounts payable and accrued expenses reported on the balance sheets are estimated by management to approximate fair value primarily due to the short term nature of the instruments. In addition, the Company had debt instruments that required fair value measurement on a recurring basis.

Under FASB ASC 820-10-05, the Financial Accounting Standards Board establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This Statement reaffirms that fair value is the relevant measurement attribute. The adoption of this standard did not have a material effect on the Company’s financial statements as reflected herein. The carrying amounts of cash, accounts payable and accrued expenses reported on the balance sheets are estimated by management to approximate fair value primarily due to the short term nature of the instruments. The Company had no other items that required fair value measurement on a recurring basis.

Cash and Cash Equivalents

PNTV maintains cash balances in non-interest-bearing transaction accounts, which do not currently exceed federally insured limits. For the purpose of the statements of cash flows, all highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. There were no cash equivalents on hand at December 31, 2012 and 2011.

Allowance for Doubtful Accounts

We generate the majority of our revenues and corresponding accounts receivable from video production services on a project basis and subscriptions for video content. We evaluate the collectability of our accounts receivable considering a combination of factors. In circumstances where we are aware of a specific customer’s inability to meet its financial obligations to us, we record a specific reserve for bad debts against amounts due in order to reduce the net recognized receivable to the amount we reasonably believe will be collected. For all other customers, we recognize reserves for bad debts based on past write-off experience and the length of time the receivables are past due. Bad debts expense (recoveries) was $(240) and $15,240 for the years ended December 31, 2012 and 2011, respectively.

Cost Method of Accounting for Investments

Investee companies not accounted for under the consolidation or the equity method of accounting are accounted for under the cost method of accounting. Under this method, the Company’s share of the earnings or losses of such Investee companies is not included in the Balance Sheet or Statement of Operations. However, impairment charges are recognized in the Statement of Operations. If circumstances suggest that the value of the Investee Company has subsequently recovered, such recovery is not recorded. Impairment analysis on our investments which are accounted for on the cost method of accounting resulted in complete impairment at December 31, 2012.

Investee companies not accounted for under the consolidation or the equity method of accounting are accounted for under the cost method of accounting. Under this method, the Company’s share of the earnings or losses of such Investee companies is not included in the Balance Sheet or Statement of Operations. However, impairment charges are recognized in the Statement of Operations. If circumstances suggest that the value of the Investee Company has subsequently recovered, such recovery is not recorded. Impairment analyses on our investments which are accounted for on the cost method of accounting resulted in complete impairment and were expensed in full during the year ended, December 31, 2011.

Deferred Television Costs

Deferred television costs as of June 30, 2013, included direct production and development costs stated at the lower of cost or net realizable value based on anticipated revenue. Production overhead is not included as the Company outsources its production costs to third party vendors. Capitalized television production costs for each pilot episode are to be expensed as revenues are recognized upon delivery and acceptance of the completed pilot episodes using the individual-film-forecast-computation method for each television show produced.

Deferred television costs consist of the following at June 30, 2013 and December 31, 2012:

	June 30,	December 31,
	2013	2012
Development and pre-production costs	$–	$–
In-production	68,264	68,264
Post production	48,190	48,190
Total deferred television costs	$116,454	$116,454

Due to practical limitations applicable to monetizing our developed content over On-Demand networks, the Company has not considered collectability of advertising or television license revenues to be reasonably assured, and accordingly, the Company has expensed production costs related to the development of our On-Demand and internet-based content as incurred.

Deferred television costs as of December 31, 2012, included direct production and development costs stated at the lower of cost or net realizable value based on anticipated revenue. Production overhead is not included as the Company outsources its production costs to third party vendors. Capitalized television production costs for each pilot episode are to be expensed as revenues are recognized upon delivery and acceptance of the completed pilot episodes using the individual-film-forecast-computation method for each television show produced. The Company recognized $95,000 of revenues on November 1, 2012 with the completion of the first of three pilot episodes; accordingly, we have recognized $75,617 of expenses related to the development of the pilot during the year ended December 31, 2012.

Deferred television costs consist of the following at December 31, 2012 and 2011, respectively:

	December 31,	December 31,
	2012	2011
Development and pre-production costs	$–	$–
In-production	68,264	–
Post production	48,190	–
Total deferred television costs	$116,454	$–

Due to practical limitations applicable to monetizing our developed content over On-Demand networks, the Company has not considered collectability of advertising or television license revenues to be reasonably assured, and accordingly, the Company has expensed production costs related to the development of our On-Demand and internet-based content as incurred.

Fixed Assets

Fixed assets are stated at the lower of cost or estimated net recoverable amount. The cost of property, plant and equipment is depreciated using the straight-line method based on the lesser of the estimated useful lives of the assets or the lease term based on the following life expectancy:

Software	3 years
Office equipment and website development costs	5 years
Furniture and fixtures	7 years

Repairs and maintenance expenditures are charged to operations as incurred. Major improvements and replacements, which have extend the useful life of an asset, are capitalized and depreciated over the remaining estimated useful life of the asset. When assets are retired or sold, the cost and related accumulated depreciation and amortization are eliminated and any resulting gain or loss is reflected in operations.

Impairment of Long-Lived Assets

Long-lived assets held and used by PNTV are reviewed for possible impairment whenever events or circumstances indicate the carrying amount of an asset may not be recoverable or is impaired. Recoverability is assessed using undiscounted cash flows based upon historical results and current projections of earnings before interest and taxes. Impairment is measured using discounted cash flows of future operating results based upon a rate that corresponds to the cost of capital. Impairments are recognized in operating results to the extent that carrying value exceeds discounted cash flows of future operations. PNTV did not recognize any impairment losses on the disposal of fixed assets during 2012 and 2011.

Debt Issuance Costs

Costs relating to obtaining certain debts are capitalized and amortized over the term of the related debt using the straight-line method, which approximates the effective interest method. The Company paid $20,160 and $-0- of debt issuance costs during the years ended December 31, 2012 and 2011, respectively, of which the unamortized balance of debt issuance costs at December 31, 2012 and 2011 was $12,695 and $-0-, respectively. Amortization of debt issuance costs charged to interest expense was $7,465 and $-0- for the years ended December 31, 2012 and 2011, respectively. When a loan is paid in full, any unamortized financing costs are removed from the related accounts and charged to interest expense.

Derivative Liability

The Company evaluates its convertible instruments, options, warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for under ASC Topic 815, “Derivatives and Hedging.” The result of this accounting treatment is that the fair value of the derivative is marked-to-market each balance sheet date and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the statement of operations as other income (expense). Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity. Equity instruments that are initially classified as equity that become subject to reclassification under ASC Topic 815 are reclassified to liabilities at the fair value of the instrument on the reclassification date. We analyzed the derivative financial instruments (the Convertible Note and tainted Warrant), in accordance with ASC 815. The objective is to provide guidance for determining whether an equity-linked financial instrument is indexed to an entity’s own stock. This determination is needed for a scope exception which would enable a derivative instrument to be accounted for under the accrual method. The classification of a non-derivative instrument that falls within the scope of ASC 815-40-05 “Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock” also hinges on whether the instrument is indexed to an entity’s own stock. A non-derivative instrument that is not indexed to an entity’s own stock cannot be classified as equity and must be accounted for as a liability. There is a two-step approach in determining whether an instrument or embedded feature is indexed to an entity’s own stock. First, the instrument's contingent exercise provisions, if any, must be evaluated, followed by an evaluation of the instrument's settlement provisions. The Company utilized multinomial lattice models that value the derivative liability within the notes based on a probability weighted discounted cash flow model. The Company utilized the fair value standard set forth by the Financial Accounting Standards Board, defined as the amount at which the assets (or liability) could be bought (or incurred) or sold (or settled) in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

The Company evaluates its convertible instruments, options, warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for under ASC Topic 815, “Derivatives and Hedging.” The result of this accounting treatment is that the fair value of the derivative is marked-to-market each balance sheet date and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the statement of operations as other income (expense). Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity. Equity instruments that are initially classified as equity that become subject to reclassification under ASC Topic 815 are reclassified to liabilities at the fair value of the instrument on the reclassification date. We analyzed the derivative financial instruments (the Convertible Note and tainted Warrant), in accordance with ASC 815. The objective is to provide guidance for determining whether an equity-linked financial instrument is indexed to an entity’s own stock. This determination is needed for a scope exception which would enable a derivative instrument to be accounted for under the accrual method. The classification of a non-derivative instrument that falls within the scope of ASC 815-40-05 “Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock” also hinges on whether the instrument is indexed to an entity’s own stock. A non-derivative instrument that is not indexed to an entity’s own stock cannot be classified as equity and must be accounted for as a liability. There is a two-step approach in determining whether an instrument or embedded feature is indexed to an entity’s own stock. First, the instrument's contingent exercise provisions, if any, must be evaluated, followed by an evaluation of the instrument's settlement provisions. The Company utilized multinomial lattice models that value the derivative liability within the notes based on a probability weighted discounted cash flow model. The Company utilized the fair value standard set forth by the Financial Accounting Standards Board, defined as the amount at which the assets (or liability) could be bought (or incurred) or sold (or settled) in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Revenue Recognition

The Company recognizes revenue from its internet television platform from internally generated products and from partnered merchants when the following criteria are met: persuasive evidence of an arrangement exists; delivery has occurred; the selling price is fixed or determinable; and collectability is reasonably assured. These criteria are met when the customers purchase a product or access a web-based video, the product or web-based video has been electronically delivered to the purchaser and payment has been received. At that time, the Company's obligations to the customer is substantially complete. The Company records the net amount it retains from the sale of items from its internet television platform after paying any agreed upon percentage of the purchase price to the featured advertising merchant excluding any applicable taxes. Revenue is recorded on a net basis because the Company is acting as an agent of the partnered merchant in the transaction. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related sales are recorded. The Company defers any revenue for which the product has not been delivered or is subject to refund until such time that the Company and the customer jointly determine that the product has been delivered or no refund will be required.

Network revenue consists of monthly network broadcast subscription revenue, which is recognized over the period in which the subscription service is available. Broadcast television advertising revenue is recognized when advertisements are aired. Video production revenue is recognized as digital video film is completed and accepted by the customer and collection is reasonably assured.

Revenue from the distribution of domestic television series is recognized as earned using the following criteria:

•	Persuasive evidence of an arrangement exists;

•	The show/episode is complete, and in accordance with the terms of the arrangement, has been delivered or is available for immediate and unconditional delivery;

•	The license period has begun and the customer can begin its exploitation, exhibition or sale;

•	The price to the customer is fixed and determinable; and

•	Collectability is reasonably assured.

Due to practical limitations applicable to operating relationships with On-Demand networks, the Company has not considered collectability of advertising or television license revenues to be reasonably assured, and accordingly, the Company has not recognize such revenue unless payment has been received.

Audio/Video content licensing revenues were recognized when the underlying royalties from the sales of the related products were earned. The Company recognized minimum revenue guarantees, if any, ratably over the term of the license or as earned royalties based on actual sales of the related products, if greater.

Deferred revenues consist of the following at June 30, 2013 and December 31, 2012:

	June 30,	December 31,
	2013	2012
Deferred revenues on television pilot episodes	$135,000	$135,000
Deferred revenues on audio/video content licensing	–	–
Total deferred revenues	$135,000	$135,000

The Company recognizes revenue from its internet television platform from internally generated products and from partnered merchants when the following criteria are met: persuasive evidence of an arrangement exists; delivery has occurred; the selling price is fixed or determinable; and collectability is reasonably assured. These criteria are met when the customers purchase a product or access a web-based video, the product or web-based video has been electronically delivered to the purchaser and payment has been received. At that time, the Company's obligations to the customer is substantially complete. The Company records the net amount it retains from the sale of items from its internet television platform after paying any agreed upon percentage of the purchase price to the featured advertising merchant excluding any applicable taxes. Revenue is recorded on a net basis because the Company is acting as an agent of the partnered merchant in the transaction. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related sales are recorded. The Company defers any revenue for which the product has not been delivered or is subject to refund until such time that the Company and the customer jointly determine that the product has been delivered or no refund will be required.

Network revenue consists of monthly network broadcast subscription revenue, which is recognized over the period in which the subscription service is available. Broadcast television advertising revenue is recognized when advertisements are aired. Video production revenue is recognized as digital video film is completed and accepted by the customer and collection is reasonably assured. And, merchandise revenue is recognized when products are delivered.

Revenue from the distribution of domestic television series is recognized as earned using the following criteria:

·	Persuasive evidence of an arrangement exists;

·	The show/episode is complete, and in accordance with the terms of the arrangement, has been delivered or is available for immediate and unconditional delivery;

·	The license period has begun and the customer can begin its exploitation, exhibition or sale;

·	The price to the customer is fixed and determinable; and

·	Collectability is reasonably assured.

Due to practical limitations applicable to operating relationships with On-Demand networks, the Company has not considered collectability of advertising or television license revenues to be reasonably assured, and accordingly, the Company has not recognize such revenue unless payment has been received.

Audio/Video content licensing revenues were recognized when the underlying royalties from the sales of the related products were earned. The Company recognized minimum revenue guarantees, if any, ratably over the term of the license or as earned royalties based on actual sales of the related products, if greater.

Deferred revenues consist of the following at December 31, 2012 and December 31, 2011:

	December 31,	December 31,
	2012	2011
Deferred revenues on television pilot episodes	$135,000	$55,000
Deferred revenues on audio/video content licensing	–	37,405
Total deferred revenues	$135,000	$92,405

Advertising Costs		The Company expenses the cost of advertising and promotions as incurred. Advertising and promotions expense was $92,312 and $93,999 for the years ended December 31, 2012 and 2011, respectively.
Website Development Costs

The Company accounts for website development costs in accordance with ASC 350-50, “Accounting for Website Development Costs” (“ASC 350-50”), wherein website development costs are segregated into three activities:

1)	Initial stage (planning), whereby the related costs are expensed.

2)	Development (web application, infrastructure, graphics), whereby the related costs are capitalized and amortized once the website is ready for use. Costs for development content of the website may be expensed or capitalized depending on the circumstances of the expenditures.

3)	Post-implementation (after site is up and running: security, training, admin), whereby the related costs are expensed as incurred. Upgrades are usually expensed, unless they add additional functionality.

The Company capitalized a total of $-0- and $99,880 of website development costs during the years ended December 31, 2012 and 2011, respectively, related to its internet television platform which have been incurred pursuant to the development stage.

Basic and Diluted Loss Per Share

The basic net loss per common share is computed by dividing the net loss by the weighted average number of common shares outstanding. Diluted net loss per common share is computed by dividing the net loss adjusted on an “as if converted” basis, by the weighted average number of common shares outstanding plus potential dilutive securities. For 2012 and 2011, potential dilutive securities had an anti-dilutive effect and were not included in the calculation of diluted net loss per common share.

Stock-Based Compensation

The Company adopted FASB guidance on stock based compensation on January 1, 2006. Under FASB ASC 718-10-30-2, all share-based payments to employees, including grants of employee stock options, to be recognized in the income statement based on their fair values. Pro forma disclosure is no longer an alternative. Stock and stock options issued for services and compensation totaled $561,729 and $420,178 for the years ended December 31, 2012 and 2011, respectively.

Income Taxes

PNTV recognizes deferred tax assets and liabilities based on differences between the financial reporting and tax basis of assets and liabilities using the enacted tax rates and laws that are expected to be in effect when the differences are expected to be recovered. PNTV provides a valuation allowance for deferred tax assets for which it does not consider realization of such assets to be more likely than not.

Uncertain Tax Positions

In accordance with ASC 740, “Income Taxes” (“ASC 740”), the Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be capable of withstanding examination by the taxing authorities based on the technical merits of the position. These standards prescribe a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. These standards also provide guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

Various taxing authorities periodically audit the Company’s income tax returns. These audits include questions regarding the Company’s tax filing positions, including the timing and amount of deductions and the allocation of income to various tax jurisdictions. In evaluating the exposures connected with these various tax filing positions, including state and local taxes, the Company records allowances for probable exposures. A number of years may elapse before a particular matter, for which an allowance has been established, is audited and fully resolved. The Company has not yet undergone an examination by any taxing authorities.

The assessment of the Company’s tax position relies on the judgment of management to estimate the exposures associated with the Company’s various filing positions.

Various taxing authorities periodically audit the Company’s income tax returns. These audits include questions regarding the Company’s tax filing positions, including the timing and amount of deductions and the allocation of income to various tax jurisdictions. In evaluating the exposures connected with these various tax filing positions, including state and local taxes, the Company records allowances for probable exposures. A number of years may elapse before a particular matter, for which an allowance has been established, is audited and fully resolved. The Company has not yet undergone an examination by any taxing authorities.

The assessment of the Company’s tax position relies on the judgment of management to estimate the exposures associated with the Company’s various filing positions.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In July 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-11: Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. The new guidance requires that unrecognized tax benefits be presented on a net basis with the deferred tax assets for such carryforwards. This new guidance is effective for fiscal years and interim periods within those years beginning after December 15, 2013. We do not expect the adoption of the new provisions to have a material impact on our financial condition or results of operations.

In February 2013, FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in the ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under U.S. GAAP. The new amendments will require an organization to:

-	Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period; and
-	Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Early adoption is permitted. The adoption of ASU No. 2013-02 is not expected to have a material impact on our financial position or results of operations.

In January 2013, the FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which clarifies which instruments and transactions are subject to the offsetting disclosure requirements originally established by ASU 2011-11. The new ASU addresses preparer concerns that the scope of the disclosure requirements under ASU 2011-11 was overly broad and imposed unintended costs that were not commensurate with estimated benefits to financial statement users. In choosing to narrow the scope of the offsetting disclosures, the Board determined that it could make them more operable and cost effective for preparers while still giving financial statement users sufficient information to analyze the most significant presentation differences between financial statements prepared in accordance with U.S. GAAP and those prepared under IFRSs. Like ASU 2011-11, the amendments in this update will be effective for fiscal periods beginning on, or after January 1, 2013. The adoption of ASU 2013-01 is not expected to have a material impact on our financial position or results of operations.

In February 2013, Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in the ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under U.S. GAAP. The new amendments will require an organization to:

-	Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period; and

-	Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). The amendments are effective for reporting periods beginning after December 15, 2012, for public companies. Early adoption is permitted. The adoption of ASU No. 2013-02 is not expected to have a material impact on our financial position or results of operations.

In January 2013, the FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which clarifies which instruments and transactions are subject to the offsetting disclosure requirements originally established by ASU 2011-11. The new ASU addresses preparer concerns that the scope of the disclosure requirements under ASU 2011-11 was overly broad and imposed unintended costs that were not commensurate with estimated benefits to financial statement users. In choosing to narrow the scope of the offsetting disclosures, the Board determined that it could make them more operable and cost effective for preparers while still giving financial statement users sufficient information to analyze the most significant presentation differences between financial statements prepared in accordance with U.S. GAAP and those prepared under IFRSs. Like ASU 2011-11, the amendments in this update will be effective for fiscal periods beginning on, or after January 1, 2013. The adoption of ASU 2013-01 is not expected to have a material impact on our financial position or results of operations.

In October 2012, the FASB issued ASU 2012-04, “Technical Corrections and Improvements” in Accounting Standards Update No. 2012-04. The amendments in this update cover a wide range of Topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on our financial position or results of operations.

In August 2012, the FASB issued ASU 2012-03, “Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (SAB) No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (SEC Update)” in Accounting Standards Update No. 2012-03. This update amends various SEC paragraphs pursuant to the issuance of SAB No. 114. The adoption of ASU 2012-03 is not expected to have a material impact on our financial position or results of operations.

In July 2012, the FASB issued ASU 2012-02, “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment” in Accounting Standards Update No. 2012-02. This update amends ASU 2011-08, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment and permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles - Goodwill and Other - General Intangibles Other than Goodwill. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The adoption of ASU 2012-02 is not expected to have a material impact on our financial position or results of operations.

In December 2011, the FASB issued ASU 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. This update defers the requirement to present items that are reclassified from accumulated other comprehensive income to net income in both the statement of income where net income is presented and the statement where other comprehensive income is presented. The adoption of ASU 2011-12 is not expected to have a material impact on our financial position or results of operations.

Note 1 - Basis of Presentation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Deferred revenues
	June 30,	December 31,
	2013	2012
Deferred revenues on television pilot episodes	$135,000	$135,000
Deferred revenues on audio/video content licensing	–	–
Total deferred revenues	$135,000	$135,000

	December 31,	December 31,
	2012	2011
Deferred revenues on television pilot episodes	$135,000	$55,000
Deferred revenues on audio/video content licensing	–	37,405
Total deferred revenues	$135,000	$92,405

Deferred television costs
	June 30,	December 31,
	2013	2012
Development and pre-production costs	$–	$–
In-production	68,264	68,264
Post production	48,190	48,190
Total deferred television costs	$116,454	$116,454

	December 31,	December 31,
	2012	2011
Development and pre-production costs	$–	$–
In-production	68,264	–
Post production	48,190	–
Total deferred television costs	$116,454	$–

Note 4 - Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Valuation of financial instruments at fair value on a non-recurring basis
	Fair Value Measurements at June 30, 2013
	Level 1	Level 2	Level 3
Assets
Cash	$590	$–	$–
Total assets	590	–	–
Liabilities
Convertible debentures, net of discounts of $155,773	–	–	62,227
Short term debt	–	35,000	–
Derivative liability	–	–	448,099
Total liabilities	–	35,000	510,326
	$590	$(35,000)	$(510,326)

	Fair Value Measurements at December 31, 2012
	Level 1	Level 2	Level 3
Assets
Cash	$2,076	$–	$–
Total assets	2,076	–	–
Liabilities
Convertible debentures, net of discounts of $196,092	–	–	19,408
Short term debt	–	35,000	–
Derivative liability	–	–	356,608
Total liabilities	–	35,000	376,016
	$2,076	$(35,000)	$(376,016)

	Fair Value Measurements at December 31, 2012
	Level 1	Level 2	Level 3
Assets
Cash	$2,076	$–	$–
Total assets	2,076	–	–
Liabilities
Convertible debentures, net of discounts of $196,092	–	–	19,408
Short term debt	–	35,000	–
Derivative liability	–	–	356,608
Total liabilities	–	35,000	376,016
	$2,076	$(35,000)	$(376,016)

	Fair Value Measurements at December 31, 2011
	Level 1	Level 2	Level 3
Assets
Cash	$49,208	$–	$–
Total assets	49,208	–	–
Liabilities
Short term debt	–	35,000	–
Total liabilities	–	35,000	–
	$–	$(35,000)	$–

Note 6 - Fixed Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Fixed assets
	June 30,	December 31,
	2013	2012
Office equipment	$12,898	$12,898
Website development costs	99,880	99,880
Furniture and fixtures	2,730	2,730
Less accumulated depreciation	(41,277)	(29,804)
	$74,231	$85,704

	December 31,
	2012	2011
Software	$–	$6,315
Office equipment	12,898	14,222
Website development costs	99,880	99,880
Furniture and fixtures	2,730	3,912
Less accumulated depreciation	(29,804)	(10,768)
	$85,704	$113,561

Note 7 - Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Note 7 - Accrued Expenses
Accrued Expenses
	June 30,	December 31,
	2013	2012
Customer Deposits	$13,500	$13,500
Accrued Payroll, Officers	40,037	68,808
Accrued Payroll and Payroll Taxes	135,234	135,234
Accrued Interest	13,785	7,897
	$202,556	$225,439

	December 31,	December 31,
	2012	2011
Customer Deposits	$13,500	$13,500
Accrued Payroll, Officers	68,808	60,357
Accrued Payroll and Payroll Taxes	135,234	135,234
Accrued Interest	7,897	92
	$225,439	$209,183

Note 8 - Convertible Debentures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Convertible Debentures
	June 30,	December 31,
	2013	2012
On March 13, 2013, the Company received net proceeds of $25,000 in exchange for a non-interest bearing, unsecured convertible promissory note with a face value of $27,500 (“Second JMJ Note”), which matures on March 12, 2014, as part of a larger financing agreement that enables the Company to draw total proceeds of $400,000 at the discretion of the lender. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to sixty five percent (65%) of the lowest trading price of the Company’s common stock over the twenty five (25) trading days prior to the conversion request date. The note carries a one-time twelve percent (12%) of principal interest charge if the note isn’t repaid within the first ninety (90) days, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company amortized the $2,500 original issuance discount over the life of the loan on the straight line method. The Company recognized an additional $178 and $-0- of interest expense on the discount during the six months ended June 30, 2013 and the year ended December 31, 2012, respectively. The Company must at all times reserve at least 35 million shares of common stock for potential conversions.	$27,500	$–

Unsecured $35,000 convertible promissory note originated on May 8, 2013, carries an 8% interest rate (“Seventh Asher Note”), and matures on February 13, 2014. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to fifty eight percent (55%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company paid a debt issuance cost of $2,500 that is being amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $472 and $-0- of interest expense related to these debt issuance costs during the six months ended June 30, 2013 and the year ended December 31, 2012, respectively.

	35,000	–

On March 13, 2013, the Company received net proceeds of $55,000 in exchange for a non-interest bearing, unsecured convertible promissory note with a face value of $60,500 (“First JMJ Note”), which matures on March 12, 2014, as part of a larger financing agreement that enables the Company to draw total proceeds of $400,000 at the discretion of the lender. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to sixty five percent (65%) of the lowest trading price of the Company’s common stock over the twenty five (25) trading days prior to the conversion request date. The note carries a one-time twelve percent (12%) of principal interest charge if the note isn’t repaid within the first ninety (90) days, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The principal interest charge of $7,260 is being amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $503 and $-0- of interest expense related to these debt issuance costs during the six months ended June 30, 2013 and the year ended December 31, 2012, respectively. The Company amortized the $5,500 original issuance discount over the life of the loan on the straight line method. The Company recognized an additional $1,646 and $-0- of interest expense on the discount during the six months ended June 30, 2013 and the year ended December 31, 2012, respectively. The Company must at all times reserve at least 35 million shares of common stock for potential conversions.	60,500	–

On February 5, 2013, the Company received net proceeds of $5,000 in exchange for a non-interest bearing, unsecured convertible promissory note with a face value of $5,500, which matured on March 4, 2013. The principal and interest was convertible into shares of common stock in the event of default at the discretion of the note holder at a price equal to the lesser of sixty percent (60%) of the five (5) day average bid price of the Company’s common stock over the five (5) trading days prior to the conversion request date. The principal and interest was repaid in full prior to maturity on February 23, 2013 out of the proceeds from the Sixth Asher Note described below.	–	–

Unsecured $42,500 convertible promissory note originated on February 19, 2013, carries an 8% interest rate (“Sixth Asher Note”), and matures on November 21, 2013. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to fifty eight percent (55%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company paid a debt issuance cost of $2,500 that is being amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $1,191 and $-0- of interest expense related to these debt issuance costs during the six months ended June 30, 2013 and the year ended December 31, 2012, respectively.	42,500	–

Unsecured $32,500 convertible promissory note originated on January 11, 2013, carries an 8% interest rate (“Fifth Asher Note”), and matures on September 16, 2013. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to fifty eight percent (58%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company paid a debt issuance cost of $2,500 that is being amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $1,713 and $-0- of interest expense related to these debt issuance costs during the six months ended June 30, 2013 and the year ended December 31, 2012, respectively.	35,000	–

Unsecured $32,500 convertible promissory note carries an 8% interest rate (“Fourth Asher Note”), matures on September 14, 2013. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to fifty eight percent (58%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company paid a debt issuance cost of $2,500 that is being amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $1,957 and $172 of interest expense related to these debt issuance costs during the six months ended June 30, 2013 and the year ended December 31, 2012, respectively. The note holder elected to convert $15,000 of principal in exchange for 738,916 shares of common stock on June 19, 2013. The conversion was in accordance with the terms of the note; therefore no gain or loss has been recognized.

	17,500	32,500

On November 6, 2012, the Company received net proceeds of $27,000 in exchange for a non-interest bearing, unsecured convertible promissory note (“Dutchess Capital Note”) with a face value of $35,000 that matures on May 6, 2013. Upon an event of default, the face value is convertible into shares of common stock at the discretion of the note holder at a price equal to, the lesser of either (i) 60% of the lowest closing bid price during the twenty (20) trading days immediately preceding the Notice of Conversion or (ii) seven cents ($0.07) per share. On the ninetieth (90th) day following Closing, the Company shall make mandatory monthly payments to the Holder in the amount of one thousand ($1,000) per month. The Company paid a debt issuance cost of $3,050 and 73,000 shares of restricted stock with a fair market value of $5,110, based on the Company’s closing stock price on the date of grant, and $3,050 in cash. The debt issuance costs were amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $5,787 and $2,373 of interest expense related to these debt issuance costs during the six months ended June 30, 2013 and the year ended December 31, 2012, respectively. The Company amortized the $5,000 original issuance discount over the life of the loan on the straight line method. The Company recognized an additional $3,500 and $1,500 of interest expense on the discount during the six months ended June 30, 2013 and the year ended December 31, 2012, respectively. The principal and accrued interest was paid in full on March 15, 2012 out of the proceeds from the First JMJ Note and the convertible promissory note was canceled.	–	35,000

Unsecured $37,500 convertible promissory note carries an 8% interest rate (“Third Asher Note”), matures on June 10, 2013. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to fifty five percent (55%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company paid a debt issuance cost of $2,500 that is being amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $1,453 and $1,047 of interest expense related to these debt issuance costs during the six months ended June 30, 2013 and the year ended December 31, 2012, respectively. The note holder elected to convert $10,500, $12,000 and $15,000 of principal and $1,500 of accrued interest in exchange for 1,967,213, 1,973,684 and 2,400,000 shares of common stock on March 13, 2013, March 24, 2013 and April 12, 2013, respectively, and the note was converted in full. The conversions were in accordance with the terms of the note; therefore no gain or loss has been recognized.	–	37,500

Unsecured $50,000 convertible promissory note carries an 8% interest rate (“Continental Note”), matures on May 31, 2013. On April 30, 2013, Continental Equities, LLC sold and assigned the remaining principal and accrued interest with all rights and privileges in the original note without recourse to an individual investor who partnered with the Mother of our CEO. The note hereafter shall be referred to as the, (“Roberts Note”). The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to 30% of the average of the three lowest reported daily sale or daily closing bid prices (whichever is the lower) for the Company’s common stock as reported on the OTCQB (or such other OTC Markets or OTC Tiers, stock markets or stock exchange upon which the Company’s common stock is listed or traded) during the thirty (30) trading days immediately preceding the Conversion Date, subject to adjustment as provided herein (including, without limitation, adjustment pursuant to Section 6), or a fixed conversion price of $0.001 per share, whichever is greater. Interest shall be due and payable, in arrears, on the last day of each month while any portion of the Principal Amount remains outstanding. The note carries a twenty two percent (16%) interest rate in the event of default. The Company paid a debt issuance cost of $1,500 that was amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $768 and $732 of interest expense related to these debt issuance costs during the six months ended June 30, 2013 and the year ended December 31, 2012, respectively. The note holder elected to convert $10,000, $5,000, $10,000 and $25,000 of principal and $2,233 of accrued interest in exchange for 925,925, 657,894, 1,250,000 and 6,933,250 shares of common stock on March 1, 2013, March 25, 2013, April 3, 2013 and May 15, 2013, respectively, in accordance with the terms of the note; therefore no gain or loss has been recognized. In addition, 178,571 shares were issued in excess of the conversion terms of the note on April 3, 2013. The fair value of the common stock was $1,625 based on the closing price of the Company’s common stock on the date of grant, and was expensed as a loss on debt conversion.	–	50,000

Unsecured $37,500 convertible promissory note carries an 8% interest rate (“Second Asher Note”), matures on April 12, 2013. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to sixty percent (60%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company paid a debt issuance cost of $2,500 that was amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $924 and $1,576 of interest expense related to these debt issuance costs during the six months ended June 30, 2013 and the year ended December 31, 2012, respectively. The note holder elected to convert a total of $15,000 of principal in exchange for 914,634 shares of common stock on February 5, 2013, and $22,500 of principal and $1,500 of accrued interest in exchange for 2,162,162 shares of common stock on February 19, 2013, and the note was converted in full. The conversions were in accordance with the terms of the note; therefore no gain or loss has been recognized.	–	37,500

Unsecured $58,000 convertible promissory note carries an 8% interest rate (“First Asher Note”), matures on February 7, 2013. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to sixty percent (60%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company paid a debt issuance cost of $3,000 that was amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $1,435 and $1,565 of interest expense related to these debt issuance costs during the six months ended June 30, 2013 and the year ended December 31, 2012, respectively. The note holder elected to convert a total of $35,000 of principal in exchange for 1,287,878 shares of common stock during the year ended December 31, 2012. The remaining $23,000 of principal and $2,320 of accrued interest was converted in exchange for 1,233,703 shares of common stock during January of 2012, and the note was converted in full. The conversions were in accordance with the terms of the note; therefore no gain or loss has been recognized.	$–	$23,000

Total convertible debenture	218,000	215,500
Less: unamortized debt discount	(155,773)	(196,092)
Convertible debenture	$62,227	$19,408

Convertible debentures consist of the following at December 31, 2012 and 2011, respectively:

	December 31,	December 31,
	2012	2011
Unsecured $32,500 convertible promissory note carries an 8% interest rate (“Fourth Asher Note”), matures on September 14, 2013. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to fifty eight percent (58%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company paid a debt issuance cost of $2,500 that is being amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $172 of interest expense related to these debt issuance costs during the year ended December 31, 2012.	$32,500	$–

On November 6, 2012, the Company received net proceeds of $27,000 in exchange for a non-interest bearing, unsecured convertible promissory note (“Dutchess Capital Note”) with a face value of $35,000 that matures on May 6, 2013. Upon an event of default, the face value is convertible into shares of common stock at the discretion of the note holder at a price equal to, the lesser of either (i) 60% of the lowest closing bid price during the twenty (20) trading days immediately preceding the Notice of Conversion or (ii) seven cents ($0.07) per share. On the ninetieth (90th) day following Closing, the Company shall make mandatory monthly payments to the Holder in the amount of one thousand ($1,000) per month. The Company paid a debt issuance cost of $3,050 and 73,000 shares of restricted stock with a fair market value of $5,110, based on the Company’s closing stock price on the date of grant, and $3,050 in cash. The debt issuance costs are being amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $2,373 of interest expense related to these debt issuance costs during the year ended December 31, 2012. The Company is amortizing the $5,000 original issuance discount over the life of the loan on the straight line method. The Company recognized an additional $1,500 of interest expense on the discount during the year ended December 31, 2012. The principal and accrued interest was paid in full on March 15, 2012 and the convertible promissory note was canceled.	35,000	–

Unsecured $37,500 convertible promissory note carries an 8% interest rate (“Third Asher Note”), matures on June 10, 2013. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to fifty five percent (55%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company paid a debt issuance cost of $2,500 that is being amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $1,047 of interest expense related to these debt issuance costs during the year ended December 31, 2012. The note holder elected to convert $12,000 and $15,000 of principal in exchange for 1,967,213 and 1,973,684 shares of common stock on March 13, 2013 and March 24, 2013, respectively.	37,500	–

Unsecured $50,000 convertible promissory note carries an 8% interest rate (“Continental Note”), matures on May 31, 2013. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to 30% of the average of the three lowest reported daily sale or daily closing bid prices (whichever is the lower) for the Company’s common stock as reported on the OTCQB (or such other OTC Markets or OTC Tiers, stock markets or stock exchange upon which the Company’s common stock is listed or traded) during the thirty (30) trading days immediately preceding the Conversion Date, subject to adjustment as provided herein (including, without limitation, adjustment pursuant to Section 6), or a fixed conversion price of $0.001 per share, whichever is greater. Interest shall be due and payable, in arrears, on the last day of each month while any portion of the Principal Amount remains outstanding. The note carries a twenty two percent (16%) interest rate in the event of default. The Company paid a debt issuance cost of $1,500 that is being amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $732 of interest expense related to these debt issuance costs during the year ended December 31, 2012. The note holder elected to convert $10,000 of principal in exchange for 925,925 shares of common stock on March 1, 2013.	50,000	–

Unsecured $37,500 convertible promissory note carries an 8% interest rate (“Second Asher Note”), matures on April 12, 2013. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to sixty percent (60%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company paid a debt issuance cost of $2,500 that is being amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $1,576 of interest expense related to these debt issuance costs during the year ended December 31, 2012. The note holder elected to convert a total of $15,000 of principal in exchange for 914,634 shares of common stock on February 5, 2013, and $22,500 of principal and $1,500 of accrued interest in exchange for 2,162,162 shares of common stock on February 19, 2013, and the note was converted in full.	37,500	–

Unsecured $58,000 convertible promissory note carries an 8% interest rate (“First Asher Note”), matures on February 7, 2013. The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to sixty percent (60%) of the average of the three (3) lowest trading bid prices of the Company’s common stock for the ten (10) trading days prior to the conversion date. The note carries a twenty two percent (22%) interest rate in the event of default, and the debt holder is limited to owning 4.99% of the Company’s issued and outstanding shares. The Company paid a debt issuance cost of $3,000 that is being amortized on the straight line method, which approximates the effective interest method, over the life of the loan. The Company recognized $1,565 of interest expense related to these debt issuance costs during the year ended December 31, 2012. The note holder elected to convert a total of $35,000 of principal in exchange for 1,287,878 shares of common stock during the year ended December 31, 2012. The remaining $23,000 of principal and $2,320 of accrued interest was converted in exchange for 1, 233,703 shares of common stock during January of 2012, and the note was converted in full.	$23,000	$–

Total convertible debenture	215,500	–
Less: unamortized debt discount	(196,092)	–
Convertible debenture	$19,408	$–

Note 9 - Short Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Note 9 - Short Term Debt
Short-term debt
	June 30,	December 31,
	2013	2012
4% unsecured debenture, due June 7, 2012. Currently in default.	$35,000	$35,000

	December 31,	December 31,
	2012	2011
4% unsecured debenture, due June 7, 2012. Currently in default.	$35,000	$35,000

Interest expense by instrument
	June 30,	June 30,
	2013	2012
Interest on convertible debentures	$13,252	$507
Amortization of discount on convertible debentures	203,580	6,258
Amortization of debt issuance costs	16,203	–
Interest on short term debt	700	700
Accounts payable related finance charges	550	437
	$234,285	$7,902

	December 31,	December 31,
	2012	2011
Interest on convertible debentures	$6,405	$–
Amortization of discount on convertible debentures	59,408	–
Amortization of debt issuance costs	7,465	–
Interest on short term debt	1,400	92
Accounts payable related finance charges	993	1,053
	$75,671	$1,145

Note 10 - Derivative Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Liability [Abstract]
Derivative liability value
	June 30,	December 31,
	2013	2012
Convertible debentures	$420,971	$308,065
Common stock warrants	4,775	22,814
Convertible preferred stock	22,353	25,729
	$448,099	$356,608

	December 31,	December 31,
	2012	2011
Convertible debentures	$308,065	$–
Common stock warrants	22,814	–
Convertible preferred stock	25,729	–
	$356,608	$–

Fair market value of the derivative liability
Derivative
Liability
Total
Balance, December 31, 2011	$–
Increase in derivative value due to issuances of convertible promissory notes	376,957
Increase in derivative value attributable to tainted warrants	64,230
Change in fair market value of derivative liabilities due to the mark to market adjustment	(26,101)
Debt conversions	(58,478)
Balance, December 31, 2012	$356,608
Increase in derivative value due to issuances of convertible promissory notes	247,522
Change in fair market value of derivative liabilities due to the mark to market adjustment	104,702
Debt conversions	(260,733)
Balance, June 30, 2013	$448,099

Derivative
Liability
Total
Balance, December 31, 2011	$–
Increase in derivative value due to issuances of convertible promissory notes	376,957
Increase in derivative value attributable to tainted warrants	64,230
Change in fair market value of derivative liabilities due to the mark to market adjustment	(26,101)
Debt conversions	(58,478)
Balance, December 31, 2012	$356,608

Note 13 - Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of deferred tax asset
	June 30,	December 31,
	2013	2012
Deferred tax assets:
Net operating loss carry forwards	$5,085,500	$4,515,000

Net deferred tax assets before valuation allowance	5,085,500	4,515,000
Less: Valuation allowance	(5,085,500)	(4,515,000)
Net deferred tax assets	$–	$–

	December 31,
	2012	2011
Deferred tax assets:
Net operating loss carry forwards	$4,821,950	$4,515,000

Net deferred tax assets before valuation allowance	$4,821,950	$4,515,000
Less: Valuation allowance	(4,821,950	(4,515,000)
Net deferred tax assets	$–	$–

Reconciliation income tax benefit
	June 30,	December 31,
	2013	2012

Federal and state statutory rate	35%	35%
Change in valuation allowance on deferred tax assets	(35%)	(35%)

	December 31,
	2012	2011

Federal and state statutory rate	35%	35%
Change in valuation allowance on deferred tax assets	(35%)	(35%)

December 2012 Note 13 - Common Stock Options (Tables)	12 Months Ended
Dec. 31, 2012
December 2012 Note 13 - Common Stock Options Tables
Common Stock Options outstanding
Shares Underlying
Shares Underlying Options Outstanding				Options Exercisable

Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Options	Contractual	Exercise	Options	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.08 – $0.25	6,415,000	0.96 years	$0.18	6,415,000	$0.18

Stock options valuation assumptions
	December 31,	December 31,
	2012	2011

Average risk-free interest rates	0.30%	0.46%
Average expected life (in years)	1.50	1.90
Volatility	207%	197%

Stock options activity
		Weighted
		Average
	Number	Exercise
	of Shares	Price

Balance, December 31, 2010	7,350,000	$0.19
Options expired	(1,075,000)	(0.19)
Options cancelled	–	–
Options granted	3,089,000	0.22
Options exercised	–	–

Balance, December 31, 2011	9,364,000	0.19
Options expired	(1,100,000)	(0.19)
Options cancelled	(2,299,000)	(0.21)
Options granted	450,000	0.08
Options exercised	–	–

Balance, December 31, 2012	6,415,000	$0.18

Exercisable, December 31, 2012	6,415,000	$0.18

December 2012 Note 14 - Series B Preferred Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2012
December 2012 Note 14 - Series B Preferred Stock Warrants Tables
Series B Preferred Stock Warrants outstanding
Shares Underlying
Shares Underlying Warrants Outstanding				Warrants Exercisable

Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.41	4,349,339	1 year	$0.41	-0-	$-0-

Black-Scholes option pricing model valuation assumption
	December 31,	December 31,
	2012	2011

Average risk-free interest rates	0.99%	0.99%
Average expected life (in years)	1.5	1.5
Volatility	429%	429%

Activity of outstanding series B preferred stock warrants
Weighted
Average
	Number	Exercise
	of Shares	Price

Balance, December 31, 2010	4,349,339	$0.41
Options expired	–	–
Options cancelled	–	–
Options granted	–	–
Options exercised	–	–

Balance, December 31, 2011	4,349,339	0.41
Options expired	–	–
Options cancelled	–	–
Options granted	–	–
Options exercised	–	–

Balance, December 31, 2012	4,349,339	$0.41

Exercisable, December 31, 2012	4,349,339	$0.41

December 2012 Note 15 - Common Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2012
December 2012 Note 15 - Common Stock Warrants Tables
Common Stock Warrants outstanding
Shares Underlying
Shares Underlying Warrants Outstanding				Warrants Exercisable

Weighted
	Shares	Average	Weighted	Shares	Weighted
Range of	Underlying	Remaining	Average	Underlying	Average
Exercise	Warrants	Contractual	Exercise	Warrants	Exercise
Prices	Outstanding	Life	Price	Exercisable	Price

$0.15 - $1.00	4,794,565	0.85 years	$0.33	4,794,565	$0.33

Black-Scholes option pricing model - Common stock warrants
	December 31,	December 31,
	2012	2011

Average risk-free interest rates	0.47%	0.46%
Average expected life (in years)	3.50	1.90
Volatility	169%	197%

Activity of outstanding common stock warrants
		Weighted
		Average
	Number	Exercise
	of Shares	Price

Balance, December 31, 2010	5,972,780	$0.29
Warrants expired	(290,000)	(0.18)
Warrants cancelled	–	–
Warrants granted	869,565	0.41
Warrants exercised	–	–

Balance, December 31, 2011	6,552,345	0.31
Warrants expired	(2,407,780)	(0.23)
Warrants cancelled	–	–
Warrants granted	650,000	0.16
Warrants exercised	–	–

Balance, December 31, 2012	4,794,565	$0.33

Exercisable, December 31, 2012	4,794,565	$0.33

Note 1 - Basis of Presentation (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred revenues
Total deferred revenues	$ 135,000	$ 135,000	$ 92,405
Deferred revenues on television pilot episodes
Deferred revenues
Total deferred revenues	135,000	135,000
Deferred revenues on audio and video content licensing
Deferred revenues
Total deferred revenues

Note 1 - Basis of Presentation (Details 1) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred television costs
Development and pre-production costs
In-production	68,264	68,264
Post production	48,190	48,190
Total deferred television costs	$ 116,454	$ 116,454

Note 2 - Going Concern (Details Narrative) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 2 - Going Concern
Accumulated deficit	$ (22,733,459)	$ (21,858,894)	$ (20,731,928)
Current liabilities exceeded current assets (Working Capital)	1,397,836
Total liabilities exceeded its total assets	$ 1,312,353

Note 3 - Related Party (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Related Party Transactions [Abstract]
Officer compensation expense	$ 73,265	$ 85,450
Balance Owed to officers	$ 62,374	$ 29,345

Note 4 - Fair Value of Financial Instruments (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Liabilities
Derivative liability	$ 448,099	$ 356,608
Fair Value Inputs Level 1 Fair Value Measurements Nonrecurring
Assets
Cash	590	2,076
Total assets	590	2,076
Liabilities
Convertible debentures, net of discounts of $157,003
Short term debt
Derivative liability
Total Liabilities
Other	590	2,076
Fair Value Inputs Level 2 Fair Value Measurements Nonrecurring
Assets
Cash
Total assets
Liabilities
Convertible debentures, net of discounts of $157,003
Short term debt	35,000	35,000
Derivative liability
Total Liabilities	35,000	35,000
Other	(35,000)	(35,000)
Fair Value Inputs Level 3 Fair Value Measurements Nonrecurring
Assets
Cash
Total assets
Liabilities
Convertible debentures, net of discounts of $157,003	62,227	19,408
Short term debt
Derivative liability	448,099	356,608
Total Liabilities	510,326	376,016
Other	$ (510,326)	$ (376,016)

Note 5 - Investments (Details Narrative)	Jun. 30, 2013	Dec. 31, 2012
ICI [Member]
Equity investment ownership percentage	17.50%	17.50%
ICB [Member]
Equity investment ownership percentage	17.50%	17.50%

Note 6 - Fixed Assets (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fixed assets
Office equipment	$ 12,898	$ 12,898
Website development costs	99,880	99,880
Furniture and fixtures	2,730	2,730
Less accumulated depreciation	(41,277)	(29,804)
Fixed assets, net	$ 74,231	$ 85,704	$ 113,561

Note 6 - Fixed Assets (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Fixed Assets
Realized a gain on sale of assets				$ 5,250	$ 5,250
Proceeds from sale of fixed assets				10,162	10,162
Sale of fixed assets, Combined carrying value	4,912		4,912
Depreciation expense	$ 5,736	$ 5,736	$ 11,473	$ 11,473	$ 22,945	$ 8,725

Note 7 - Accrued Expenses (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses
Customer Deposits	$ 13,500	$ 13,500
Accrued Payroll, Officers	40,037	68,808
Accrued Payroll and Payroll Taxes	135,234	135,234
Accrued Interest	13,785	7,897
Accrued expenses	$ 202,556	$ 225,439	$ 209,183

Note 8 - Convertible Debentures (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Convertible debenture total	$ 218,000	$ 215,000
Unamortized debt discount	(155,773)	(196,092)
Convertible debenture current portion	62,227	19,408
On March 13, 2013 [Member]
Convertible debenture total	27,500
On May 8, 2013 [Member]
Convertible debenture total	35,000
On March 13, 2013 Two [Member]
Convertible debenture total	60,500
On February 5, 2013 [Member]
Convertible debenture total
On February 19, 2013 [Member]
Convertible debenture total	42,500
On January 11, 2013 [Member]
Convertible debenture total	35,000
On September 14, 2013 [Member]
Convertible debenture total	17,500	32,500
On November 6, 2012 [Member]
Convertible debenture total		35,000
On June 10, 2013 [Member]
Convertible debenture total		37,500
On May 31, 2013 [Member]
Convertible debenture total		50,000
On April 12, 2013 [Member]
Convertible debenture total		37,500
On February 7, 2013 [Member]
Convertible debenture total		$ 23,000

Note 8 - Convertible Debentures (Details Narratives) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Debt Disclosure [Abstract]
Discounts on variable conversion feature	$ 160,407		$ 255,500
Interest expense pursuant to the amortization	8,500		5,000
Interest expense on convertible debt	$ 209,226	$ 0

Note 9 - Short Term Debt (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 9 - Short Term Debt
Short term debt-currently in default	$ 35,000	$ 35,000	$ 35,000

Note 9 - Short Term Debt (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Interest expense	$ 60,940	$ 7,334	$ 232,660	$ 7,902	$ 75,671	$ 1,145
Interest on convertible debentures
Interest expense			13,252	507
Amortization of discount
Interest expense			203,580	6,258
Amortization of debt issuance costs
Interest expense			16,203
Interest on short term debt
Interest expense			700	700
Accounts payable related
Interest expense			$ 550	$ 437

Note 9 - Short Term Debt (Details Narrative) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Note 9 - Short Term Debt
Accrued interest on promissory note	$ 2,192	$ 1,492

Note 10 - Derivative Liabilities (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Derivative Liability [Abstract]
Convertible debentures	$ 420,971	$ 308,065
Common Stock Warrants	4,775	22,814
Convertible preferred stock	22,353	25,729
Derivative Liabilities	$ 448,099	$ 356,608

Note 10 - Derivative Liabilities (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of changes in the fair market value of the derivative liability
Derivative liability - beginning balance	$ 356,608
Increase in derivative value due to issuances of convertible promissory notes	247,522	376,957
Increase in derivative value attributable to tainted warrants		64,230
Change in fair market value of derivative liabilities due to the mark to market adjustment	104,702	(26,101)
Debt conversion	(260,733)	(58,478)
Derivative liability - ending balance	$ 448,099	$ 356,608

Note 10 - Derivative Liabilities (Details Narratives) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Derivative Liability [Abstract]
Fair Value	$ 448,099		$ 356,608
Loss from change in fair value of derivative liabilities	191,817	194,940
Loss due to value in excess of face value of convertible notes	87,115	31,118
Loss (Gain) attributable to fair value of preferred stock	(3,376)	62,065
Loss (Gain) attributable to fair value of warrants	(18,039)	91,594
Net loss in market value on convertible notes	$ 126,117	$ 10,163

Note 11 - Changes in Stockholders' Equity (Deficit) (Details narrative)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Common stock shares reserved	286,058,934
Common stock, issued	99,865,775	69,488,757	61,131,390

Note 12 - Warrants and Options (Details Narrative)	6 Months Ended
Jun. 30, 2013
Note 12 - Warrants And Options
Options and Warrants Exercised	0

Note 13 - Income Taxes (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carry forwards	$ 5,085,500	$ 4,515,000
Net deferred tax assets before valuation allowance	5,085,500	4,515,000
Less: Valuation allowance	(5,085,500)	(4,515,000)
Net deferred tax assets

Note 13 - Income Taxes (Details 1)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Reconciliation between amounts of income tax benefit
Federal and state statutory rate	35.00%	35.00%
Change in valuation allowance on deferred tax assets	(35.00%)	(35.00%)

Note 13 - Income Taxes (Details Narratives) (USD $)	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Federal net operating losses	$ 14,530,000
Operating loss carry forwards expiration dates	Begin to expire in 2025